Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Trading Symbol	CUGI
Entity Registrant Name	CUI GLOBAL, INC.
Entity Central Index Key	0001108967
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount CUI Tradenames and Trademarks	Dec. 31, 2009 Restated Amount V-Infinity Tradenames and Trademarks	Dec. 31, 2009 Restated Amount Technology rights	Dec. 31, 2009 Restated Amount Patents, net	Dec. 31, 2009 Restated Amount Other intangible assets	Dec. 31, 2009 Restated Amount Patent pending technology	Dec. 31, 2009 Restated Amount Customer List	Dec. 31, 2009 Restated Amount Comex Electronics and CUI Japan	Dec. 31, 2009 Restated Amount Other	Sep. 30, 2011 CUI Tradenames and Trademarks	Dec. 31, 2010 CUI Tradenames and Trademarks	Sep. 30, 2011 V-Infinity Tradenames and Trademarks	Dec. 31, 2010 V-Infinity Tradenames and Trademarks	Sep. 30, 2011 Technology rights	Dec. 31, 2010 Technology rights	Sep. 30, 2011 Patents, net	Sep. 30, 2011 Other intangible assets	Sep. 30, 2011 Patent pending technology	Dec. 31, 2010 Patent pending technology	Sep. 30, 2011 Customer List	Dec. 31, 2010 Customer List	Sep. 30, 2011 Comex Electronics and CUI Japan	Dec. 31, 2010 Comex Electronics and CUI Japan	Dec. 31, 2010 Other	Sep. 30, 2011 Convertible notes payable
Current Assets:
Cash and cash equivalents	$ 143,750	$ 373,823				$ 391,486
Trade accounts receivable, net of allowance of $125,000 as of September 30, 2011 and December 31, 2010 and $135,000 as of December 2009	4,111,706	3,822,735				3,181,863
Other accounts receivable	42,112	15,926				7,852
Other accounts receivable, related party	7,477	202,418				188,790
Inventories, net of allowance of $300,000, $164,005 and $100,000 as of September 30, 2011, December 31, 2010 and December 31, 2009, respectively	4,027,586	3,735,641				2,706,950
Prepaid expenses and other	301,923	339,103				366,271
Assets held for sale		3,187,283				3,501,385
Total current assets	8,634,554	11,676,929				10,344,597
Property and equipment, net	949,582	1,010,362				1,091,935
Other assets:
Investment - equity method	178,606	157,149				79,075
Investments - long term
Intangible assets, net							4,892,856	1,373,828	4,077,646	428,370	11,502	551,559	1,857,000	139,201		4,892,856	4,892,856	1,373,828	1,373,828	580,137	778,903	6,480	34,814	551,559	551,559	1,857,000	1,857,000	139,201	139,201
Deposits and other	4,000	63,215				35,000
Notes receivable, net	539,393	15,831				79,451
Debt offering costs, net	134,445	450,859				937,130
Goodwill, net	12,907,157	12,907,157				12,907,157
Total other assets	23,199,476	23,187,558				27,369,775
Total assets	32,783,612	35,874,849				38,806,307
Current liabilities:
Accounts payable	1,973,790	1,757,682				1,538,666
Preferred stock dividends payable	5,054	5,054				5,054
Demand notes payable	2,223,431	1,549,779				2,092,229
Accrued expenses	1,125,751	1,588,684				2,383,470
Accrued compensation	109,946	399,013				235,137
Unearned revenue	65,623	70,030				84,438
Notes payable, current portion due	4,235,587	4,109,749				678,128
Notes payable related party, current portion due															170,852															487,208	35,000
Convertible notes payable, current portion due						300,000
Liabilities held for sale		3,274,314				3,009,393
Total current liabilities	9,774,182	13,241,513				10,497,367
Long term notes payable, net of current portion due of $287,478, $4,109,749 and $53,128 as of September 30, 2011, December 31, 2010 and December 31, 2009, respectively		371,577				6,042,611
Long term notes payable, related party, net of current portion due of $0, $487,208 and $170,852 as of September 30, 2011, December 31, 2010 and December 31, 2009 and discounts of $0 and $369,516 as of December 31, 2010 and December 2009, respectively	10,303,683	10,308,983				13,171,624
Long term convertible notes payable
Total long term liabilities	10,303,683	10,680,560
Long term convertible notes payable, related party, net of discounts of $0 and $2,773,555, respectively						3,126,445
Total liabilities	20,077,865	23,922,073				32,838,047
Commitments and contingencies
Stockholders' equity:
Preferred stock			51	51	51
Common stock, par value $0.001; 325,000,000 shares authorized and 219,282,472, 214,045,673 and 169,837,626 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	219,283	214,046				169,838
Common stock issuable; 0, 50,000 and 0 shares authorized and issuable at September 30, 2011, December 31, 2010 and December 31, 2009, respectively		50
Additional paid-in capital	85,960,867	85,732,521				72,375,797
Accumulated deficit	(73,486,649)	(73,596,738)				(66,580,842)
Accumulated other comprehensive income (loss)	12,195	(50,810)				(28,193)
Total stockholders' equity	12,705,747	12,299,120				5,936,651
Noncontrolling interest		(346,344)				31,609
Total liabilities and stockholders' equity	$ 32,783,612	$ 35,874,849				$ 38,806,307

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Preferred stock	Dec. 31, 2010 Preferred stock	Dec. 31, 2009 Preferred stock Restated Amount	Sep. 30, 2011 Convertible Series A preferred stock	Dec. 31, 2010 Convertible Series A preferred stock	Dec. 31, 2009 Convertible Series A preferred stock Restated Amount	Sep. 30, 2011 Convertible Series B preferred stock	Dec. 31, 2010 Convertible Series B preferred stock	Dec. 31, 2009 Convertible Series B preferred stock Restated Amount	Sep. 30, 2011 Convertible Series C preferred stock	Dec. 31, 2010 Convertible Series C preferred stock	Dec. 31, 2009 Convertible Series C preferred stock Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount Notes payable, current portion due	Dec. 31, 2009 Restated Amount Long term convertible notes payable	Sep. 30, 2011 Notes payable, current portion due	Dec. 31, 2010 Notes payable, current portion due	Dec. 31, 2010 Long term convertible notes payable
Trade accounts receivable, allowance	$ 125,000	$ 125,000													$ 135,000
Inventories, allowance	300,000	164,005													100,000
Long term notes payable, current portion due	4,235,587	4,109,749													678,128	53,128		4,235,587	4,109,749
Long term notes payable, related party, current portion due																170,852		0	487,208
Long term notes payable related party, discounts																369,516	2,773,555		0	0
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000	5,000,000	5,000,000	5,000,000	30,000	30,000	30,000	10,000	10,000	10,000
Preferred stock, shares issued						50,543	50,543	50,543
Preferred stock, shares outstanding						50,543	50,543	50,543	0	0	0	0	0	0
Preferred stock, liquidation preference						$ 50,543	$ 50,543
Preferred stock, liquidation preference							$ 50,543	$ 50,543
Common stock, par value	$ 0.001	$ 0.001													$ 0.001
Common stock, shares authorized	325,000,000	325,000,000													325,000,000
Common stock, shares issued	219,282,472	214,045,673													169,837,626
Common stock, shares outstanding	219,282,472	214,045,673													169,837,626
Common stock issuable, shares authorized	0	50,000													0
Common stock issuable, shares issuable	0	50,000													0

Condensed Consolidated Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010 Restated Amount	Sep. 30, 2010 Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2009 Restated Amount Patents, net	Dec. 31, 2009 Restated Amount Patent pending technology	Dec. 31, 2009 Restated Amount Customer List	Dec. 31, 2010 Technology rights	Dec. 31, 2010 Patents, net
Revenues:
Product sales	$ 10,715,563	$ 30,097,874	$ 37,502,779	$ 9,740,364	$ 26,224,860	$ 26,260,899
Revenue from freight	12,652	49,754	72,378	21,534	57,948	103,733
Total revenue	10,728,215	30,147,628	37,575,157	9,761,898	26,282,808	26,364,632
Cost of revenues	6,706,311	18,565,279	22,727,210	5,775,854	15,850,046	16,153,061
Gross profit	4,021,904	11,582,349	14,847,947	3,986,044	10,432,762	10,211,571
Operating expenses:
Selling, general and administrative	3,382,137	10,224,273	11,991,976	2,946,417	8,565,375	10,431,636
Research and development	199,602	529,863	740,396	366,790	563,196	56,042
Bad debt	62,000	77,449	64,684	13,009	27,954	114,197
Impairment of goodwill						10,241,529
Total operating expenses	3,643,739	10,831,585	16,321,197	3,326,216	9,156,525	21,436,855
Impairment of intangible asset							136,811	210,403	246,237	3,105,956	418,185
Profit (Loss) from operations	378,165	750,764	(1,473,250)	659,828	1,276,237	(11,225,284)
Other income (expense )
Other income	11,387	36,153	87,178	15,780	85,039	193,165
Other expense	(39,194)	(48,294)	(158,618)	(50,188)	(130,492)	(331,757)
Investment income (loss)	16,886	21,457	78,074	28,924	50,796	(41,424)
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortization of debt discount	(19,167)	(316,414)	(3,859,342)	(419,423)	(3,668,122)	(3,096,641)
Interest expense	(230,059)	(686,913)	(1,151,617)	(264,046)	(914,688)	(1,520,447)
Total other income (expense), net	(260,147)	(994,011)	(5,004,325)	(688,953)	(4,577,467)	(4,797,104)
(Loss) before taxes	118,018	(243,247)	(6,477,575)	(29,125)	(3,301,230)	(16,022,388)
Provision for taxes	6,330	21,673	111,138	30,674	35,092
Consolidated Net profit (loss) from continuing operations	111,688	(264,920)	(6,588,713)	(59,799)	(3,336,322)	(16,022,388)
Profit (loss) from discontinued operations
Profit (loss) from discontinued operations		(160,153)	(871,803)	5,213	(74,659)	(21,159)
Gain on divestment of Comex Electronics	312,635	603,034
Net profit (loss) from discontinued operations	312,635	442,881	(871,803)	5,213	(74,659)	(21,159)
Consolidated Net profit (loss)	424,323	177,961	(7,460,516)	(54,586)	(3,410,981)	(16,043,547)
Less: Net profit (loss) from discontinued operations - noncontrolling interest		67,872	(444,620)	2,659	(38,686)	(10,791)
Net profit (loss) allocable to common stockholders	424,323	110,089	(7,015,896)	(57,245)	(3,372,295)	(16,032,756)
Other comprehensive profit (loss)
Foreign currency translation adjustment	26,831	63,005	(22,617)	(5,511)	(23,849)	(28,193)
Comprehensive profit (loss)	$ 451,154	$ 173,094	$ (7,038,513)	$ (62,756)	$ (3,396,144)	$ (16,060,949)
Basic profit (loss) per common share from continuing operations	$ 0	$ 0		$ 0	$ (0.02)
Diluted profit (loss) per common share from continuing operations	$ 0	$ 0		$ 0	$ (0.02)
Basic profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0	$ 0		$ 0	$ 0
Diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$ 0	$ 0		$ 0	$ 0
Basic profit (loss) per common share	$ 0	$ 0		$ 0	$ (0.02)
Diluted profit (loss) per common share	$ 0	$ 0		$ 0	$ (0.02)
Basic weighted average common and common equivalents shares outstanding	219,282,472	216,859,788		196,478,788	183,860,295
Fully diluted weighted average common and common equivalents shares outstanding	219,983,110	217,590,284		196,478,788	183,860,295
Basic and diluted (loss) per common share from continuing operations			$ (0.03)			$ (0.1)
Basic and diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.			$ 0			$ 0
Basic and diluted (loss) per common share			$ (0.04)			$ (0.1)
Basic and diluted weighted average common and common equivalent shares outstanding			188,567,994			168,531,862

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Series A Preferred Stock and Preferred Stock Issuable	Series B Preferred Stock	Series C Preferred Stock	Common Stock and Common Stock Issuable	Additional Paid-in capital	Subscription Receivable	Accumulated Deficit	Noncontrolling Interest	Accumulated Other Comprehensive Loss	Common Stock	Common Stock Common Stock and Common Stock Issuable	Common Stock Additional Paid-in capital	Convertible Debt	Convertible Debt Common Stock and Common Stock Issuable	Convertible Debt Additional Paid-in capital
Beginning Balance at Dec. 31, 2008	$ 9,467,499	$ 51			$ 166,208	$ 59,849,326		$ (50,548,086)
Beginning Balance (in shares) at Dec. 31, 2008		50,543			166,208,406
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	138,067					138,067
Additional paid in capital assoicated with debt extinguishments	11,834,055					11,834,055
Reclassification of warrant liability, net
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)					1,129,220
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	22,979				1,130	21,849
Common stock issued for services and compensation (in shares)					2,500,000
Common stock issued for services and compensation	535,000				2,500	532,500
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest subsequent to acquisition of Comex Electronics Ltd.	31,609								31,609
Series B Preferred Stock dividends reversal
Amortization of deferred compensation
Net loss	(16,032,756)							(16,032,756)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(28,193)									(28,193)
Ending Balance at Dec. 31, 2009	5,968,260	51			169,838	72,375,797		(66,580,842)	31,609	(28,193)
Ending Balance (in shares) at Dec. 31, 2009		50,543			169,837,626
Reclassification to equity of accrued compensation payable in stock
Warrants and options granted for services and compensation	74,912					74,912
Additional paid in capital assoicated with debt extinguishments	7,943,292					7,943,292
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation (in shares)					1,107,902
Common stock issued for options and warrants exercised in exchange for cash and accrued compensation	30,218				1,108	29,110
Common stock issued for services and compensation (in shares)					310,000
Common stock issued for services and compensation	70,000				310	69,690
Beneficial conversion value and value of warrants issued with convertible debt
Series A Preferred Stock dividends, $0.10 per share
Series A Preferred Stock dividends conversion to common stock
Noncontrolling interest investment in Comex Electronics Ltd.	66,667								66,667
Amortization of deferred compensation
Net loss	(7,015,896)							(7,015,896)
Net loss
Less Non-controlling interest	(444,620)								(444,620)
Unrealized losses on marketable securities
Accumulated foreign currency translation adjustment	(22,617)									(22,617)
Common stock issued in conjunction with the conversion of convertible securities (in shares)															16,800,751
Common stock issued in conjunction with the conversion of convertible securities														1,862,560	16,801	1,845,759
Issuance of stock (in shares)												26,039,394
Issuance of stock											3,420,000	26,039	3,393,961
Ending Balance at Dec. 31, 2010	$ 11,952,776	$ 51			$ 214,096	$ 85,732,521		$ (73,596,738)	$ (346,344)	$ (50,810)
Ending Balance (in shares) at Dec. 31, 2010		50,543			214,095,673

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Series A Preferred Stock dividends, per share	$ 0.1	$ 0.1

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Technology rights Restated Amount	Dec. 31, 2009 Patents, net Restated Amount	Dec. 31, 2009 Website development Restated Amount	Dec. 31, 2009 Patent pending technology Restated Amount	Dec. 31, 2009 Customer List Restated Amount	Sep. 30, 2010 Restated Amount	Dec. 31, 2009 Restated Amount	Dec. 31, 2010 Technology rights	Dec. 31, 2010 Patents, net	Dec. 31, 2010 Website development
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ 110,089	$ (7,015,896)						$ (3,372,295)	$ (16,032,756)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Stock, warrants, options and notes issued for compensation and services	183,532	144,912						69,734	686,237
Non-cash interest expense, including amortization of beneficial conversion value, warrant related debt discounts and intrinsic value of convertible debt and amortization of debt discount and amortization of debt offering costs	316,414	3,859,342						3,668,122	3,096,641
Non-cash (profit) loss on equity method investment	(21,457)	(78,074)						(50,796)	41,424
Bad debt expense	77,449	64,684						27,954	114,197
Amortization			238,998	18,443	14,311					262,788	17,415	10,733
Impairment of Intangible assets				136,811		210,403	246,237			3,105,956	418,185
Impairment of goodwill									10,241,529
Inventory reserve	135,995	64,005						38,530
Loss on disposal of assets		6,336
Net profit (loss) - noncontrolling interest	67,872	(444,620)						(38,686)	(10,791)
Depreciation	403,866	432,974						341,079	396,302
Amortization		769						833	578
(Increase) decrease in assets:
Trade accounts receivable	(304,420)	(705,556)						(315,233)	(474,876)
Other accounts receivable	(26,186)	(8,074)						(13,762)	103,100
Other accounts receivable, related party	2,433	(13,628)						(6,636)	6,194
Notes receivable									(275,000)
Inventory	(427,940)	(1,092,696)						(855,008)	1,375,660
Prepaid expenses and other current assets	26,526	23,924						115,159	(119,489)
Investments - long term
Deposits and other assets	59,215	(28,215)						34,483	5,411
Increase (decrease) in liabilities:
Accounts payable	216,108	219,016						123,173	427,834
Accrued expenses	(462,933)	1,023,001						1,180,098	463,869
Accrued compensation	(289,067)	163,876						64,208	(535,488)
Unearned revenue	(4,407)	(14,408)						4,097	84,438
NET CASH PROVIDED BY (USED IN) CONTINUING OPERATING ACTIVITIES	264,625	416,749						1,223,268	460,217
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATING ACTIVITIES	22,141	78,295						(805,557)	(95,530)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash (paid) at acquisition, net of cash received									(29,440)
Investment in intangible assets			(182,441)	(25,355)						(70,000)	(7,230)
Proceeds from Notes receivable	47,333	60,376						45,005	317,313
Payments from Notes receivable
Purchase of property and equipment	(343,086)	(352,345)						(329,068)	(240,455)
NET CASH (USED IN) CONTINUING INVESTING ACTIVITIES	(339,817)	(369,199)						(361,293)	(160,378)
NET CASH PROVIDED BY (USED IN) DISCONTINUED INVESTING ACTIVITIES	195,278	(36,096)						(40,639)	(69,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments to) demand notes payable, net of debt offering costs	673,652	(772,450)						(290,834)	672,245
Proceeds from (payments to) notes and loans payable	(58,531)	(2,289,413)						(2,092,843)	(632,757)
Payments on notes and loans payable, related party	(487,208)	(1,077,738)						(177,738)	(246,596)
Proceeds from conversion of debt to non-controlling interest		66,667						66,667
Proceeds from convertible note payable, related party	35,000
Proceeds from sales of common stock, and exercise of warrants and options, net of offering costs	50,000	3,450,218						2,017,718	9,808
NET CASH PROVIDED BY (USED IN) CONTINUING FINANCING ACTIVITIES	212,913	(622,716)						(477,030)	(197,300)
NET CASH PROVIDED BY (USED IN) DISCONTINUED FINANCING ACTIVITIES	(648,218)	537,921						552,705	(116,938)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	63,005	(22,617)						(23,849)	(28,193)
Cash and cash equivalents at beginning of year	373,823	391,486						391,486	599,200
Cash and cash equivalents at end of period	143,750	373,823						459,091	391,486
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(230,073)	(17,663)						67,605	(207,714)
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	35,280
Interest paid	693,884	966,097						775,175	869,597
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Note receivable, related party applied to note payable, related party	192,508
Discount on debt for intrinsic value of convertible notes payable		3,143,071							2,415,093
Amortization of debt offering costs		716,271							681,548
Conversion of debt to common stock		1,620,000						242,559
Conversion of accrued liabilities to common stock		242,559						1,320,000
Common stock issued for consulting services and compensation and accrued liabilities payable in common stock	42,000	70,000						42,000	548,170
Forgiveness of debt treated as capital contribution								$ 7,943,292

NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2010
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION
CUI Global is a platform company dedicated to maximizing shareholder value through the acquisition, development and commercialization of new, innovative technologies.  Through its subsidiaries, CUI Global has built a diversified portfolio of industry leading technologies that touch many markets.

Effective May 16, 2008, CUI Global, Inc. formed a wholly owned subsidiary, Waytronx Holdings, Inc., to acquire the assets of CUI, Inc., a Tualatin, Oregon based provider of electronic components including power supplies, transformers, converters, connectors and industrial controls for Original Equipment Manufacturers (OEMs).  The wholly owned subsidiary was renamed CUI, Inc. following the close of the acquisition. Through the acquisition of CUI, Inc., the Company obtained 352,589 common shares (representing a 11.544% and 10.47% interest  at December 31, 2010 and 2009, respectively) in Test Products International, Inc., a provider of handheld test and measurement equipment.  Since its inception in 1989, CUI has been delivering quality products, extensive application solutions and superior personal service.  CUI's solid customer commitment and honest corporate message are a hallmark in the industry.

Through CUI’s capabilities and extensive contacts throughout Asia, this acquisition allows CUI Global to continue to identify, acquire and commercialize new proprietary technologies.  CUI Global will use CUI’s market partners and global distribution capabilities to bring other products to market, including the Digital Power Modules, GASPT2 and other proprietary devices, described below.  CUI’s testing and R&D capabilities allow CUI Global to commercialize and prototype its products more efficiently and economically.

CUI defines its product into three categories:  components including connectors, speakers and buzzers; control solutions including encoders and sensors; and power solutions known as V-Infinity.  These offerings provide a technology architecture that addresses power and related accessories to industries ranging from consumer electronics to defense and alternative energy.

Effective July 1, 2009, CUI Global acquired all of Comex Instruments, Ltd., which we subsequently rebranded CUI Japan and 49% of Comex Electronics, Ltd.  Both companies are Japanese based DSP providers of digital to analog and analog to digital test and measurement systems and electronic components for original equipment manufacturer research and development.  Effective July 1, 2011, CUI Global entered into an agreement to convey its 49% ownership interest in Comex Electronics to the owners of the remaining 51% who are the original founders and were the original owners of Comex Instruments, for  $617,975 in the form of a five year note receivable bearing interest at 4% per annum, payable monthly beginning January 2012.

The accompanying financial statements have been prepared on the assumption that CUI Global will continue as a going concern.  As reflected in these financial statements, we had a consolidated net loss of  $7,015,896 and an accumulated deficit of  $73,596,738 for the year ended December 31, 2010.  The ability to continue as a going concern is dependent upon the ability to bring additional technologies and products to market, generate increased sales, obtain positive cash flow from operations and raise additional capital.  The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

If necessary, we will continue to raise additional capital to provide sufficient cash to meet the funding required to develop and commercialize our technology product lines.  As we continue to expand and develop technology and product lines, additional funding may be required.  There have been negative cash flows from operations and incurred net losses in the past and there can be no assurance as to the availability or terms upon which additional financing and capital might be available if needed.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in 2011 and 2010 include estimates used to review the Company’s long-lived assets for impairment, allowance for doubtful accounts, inventory valuation, valuations of non-cash capital stock issuances, valuations of derivatives and the valuation allowance on deferred tax assets.

Principles of Consolidation
The consolidated financial statements include the accounts of CUI Global, Inc., its wholly owned subsidiary CUI, Inc. and CUI Japan and its 49% owned subsidiary Comex Electronics (through July 1 , 2011 date of disposal) hereafter referred to as the “Company”. Significant intercompany accounts and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments
The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable and deferred compensation approximate their fair value due as of September 30, 2011.

Cash
Cash includes deposits at financial institutions with maturities of three months or less. The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions. At September 30, 2011, the Company had no cash balances at financial institutions which were in excess of the FDIC insured limits. The Company maintained cash balances of  $142,559 in foreign financial institutions.

Accounts Receivable
The Company grants credit to its customers, with standard terms of Net 30 days. Other credit terms are available based upon a review of the customer’s financial strength. The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited. In addition, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory
Inventory consists of finished and un-finished products. At September 30, 2011, the Company had finished goods of  $4,097,561, raw materials of  $219,585, work in process of  $10,440 and an allowance of  $300,000.

Furniture, Equipment and Software
Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred. When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets. Depreciation is computed using the straight-line method for financial reporting purposes. The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Identifiable Intangible Assets
Intangible assets are stated at cost net of accumulated amortization and impairment. Intangible assets other than goodwill, technology rights and patents are amortized over an estimated useful life of 15 years. Technology rights are amortized over the shorter of a twenty year life or the term of the rights agreement and are reviewed for impairment annually. Patent costs are amortized over the life of the patent. Any patents not approved will be expensed at that time.

Intangible assets consist of the following as of September 30, 2011:

Technology Rights	$803,664
Accumulated amortization	(223,527)
Net	$580,137

Patent costs	$6,646
Accumulated amortization	(166)
Net	$6,480

Debt offering costs	$220,000
Accumulated amortization	(85,555)
Net	$134,445

Intangible, trademark and tradename CUI	$4,892,856
Accumulated amortization	-
Net	$4,892,856

Intangible, trademark and tradename V-Infinity	$1,373,828
Accumulated amortization	-
Net	$1,373,828

Intangible, patent pending technology	$551,559
Accumulated amortization	-
Net	$551,559

Intangbiile, customer list	$1,857,000
Accumulated amortization	-
Net	$1,857,000

Intangible, CUI Japan	$139,201
Accumulated amortization	-
Net	$139,201

Goodwill	$12,909,273
Accumulated amortization	(2,116)
Net	$12,907,157

Other intangible assets	$67,481
Accumulated amortization	(32,667)
Net	$34,814

Investment in Affiliate
Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares representing an 11.54% and 10.47% interest at September 30, 2011 and 2010, respectively, in Test Products International, Inc., hereafter referred to as TPI. TPI is a provider of handheld test and measurement equipment. The Company enjoys a close association with this affiliate through common Board of Director membership and participation that allows for a significant amount of influence over affiliate business decisions. Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method.

A summary of the unaudited financial statements of the affiliate as of September 30, 2011 is as follows:

Current assets	$5,720,681
Non-current assets	628,222
Total Assets	$6,348,903

Current liabilities	$3,052,501
Non-current liabilities	1,412,198
Stockholders' equity	1,884,204
Total Liabilities and Stockholders' Equity	$6,348,903

Revenues	$8,790,319
Operating income	417,654
Net profit	185,872
Other comprehensive profit (loss):
Foreign currency translation adjustment	-
Comprehensive net profit	185,872
Company share of Net Profit at 11.54%	21,457
Equity investment in affiliate	$178,606

Asset Impairment
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable. In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value. Otherwise, an impairment loss is not recognized. Management estimates the fair value and the estimated future cash flows expected. Any changes in these estimates could impact whether there was impairment and the amount of the impairment.

Patent Costs
The Company estimates the patents it has filed have a future beneficial value; therefore it capitalizes the costs associated with filing for its patents. At the time the patent is approved, the patent costs associated with the patent are amortized over the useful life of the patent. If the patent is not approved, at that time the costs will be expensed. A change in the estimate of the patent having a future beneficial value will impact the other assets and expense accounts.

Derivative Liabilities
The Company accounts for its embedded conversion features and freestanding warrants pursuant to FASB Accounting Standards Codification No. 815 (“FASB ASC 815”), “Derivatives and Hedging ”, which requires a periodic valuation of the fair value of derivative instruments and a corresponding recognition of liabilities associated with such derivatives. The recognition of derivative liabilities related to the issuance of shares of common stock is applied first to the proceeds of such issuance, at the date of issuance and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements. The recognition of derivative liabilities related to the issuance of convertible debt is applied first to the proceeds of such issuance as a debt discount, at the date of issuance and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements. Any subsequent increase or decrease in the fair value of the derivative liabilities is recognized as other expense or other income, respectively. The reclassification of a contract is reassessed at each balance sheet date. If a contract is reclassified from permanent equity to an asset or a liability, the change in the fair value of the contract during the period the contract was classified as equity is accounted for as an adjustment to equity. If a contract is reclassified from an asset or liability to equity, gains or losses recorded to account for the contract at fair value during the period that contract was classified as an asset or a liability are not reversed but instead are accounted for as an adjustment to equity.

Revenue Recognition
The recognition of revenues requires judgment, including whether a sale includes multiple elements and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements. Customers receive certain elements of CUI Global products over a period of time. These elements include licensing rights to manufacture and sell our proprietary patent protected products. The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue. CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products. Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues in connection with electronic devices and component sales by CUI, Inc. are recognized at the time the product is shipped to the customer.

Revenues in connection with product sales by CUI Japan and the discontinued operations of Comex Electronics are recognized at the time the product is shipped to the customer. VSOE sales also exist for CUI Japan and Comex Electronics related to the development of product for specific customers. The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue. VSOE sales are invoiced according to the related sales agreements.

Shipping and Handling Costs
Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales. Costs of shipping and handling are included in cost of revenues.

Stock issued for services to other than Employees
Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”. In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period. Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Foreign Currency Translation
The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830). All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date. Income statement amounts have been translated using an appropriately weighted average exchange rate for the year. The translation gains and losses resulting from the changes in exchange rates during 2011 and 2010 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting
The Company has identified five operating segments based on the products offered and one discontinued operations segment. The five segments are External Power, Internal Power, Industrial Controls, Discontinued Operations and Other. The External Power segment is focused primarily on sales of external power supplies and related components. The Internal Power segment is focused primarily on sales of internal power supplies and related components. The Industrial Controls segment is focused primarily on sales of encoding devices and related components. The Discontinued Operations segment represents the operations of Comex Electronics which the Company entered into an agreement to divest effective July 1, 2011.  The Other category represents activity of segments that do not meet the threshold for segment reporting and are combined.

The following information is presented for the nine months ended September 30, 2011 for operating segment activity:

	External	Internal	Industrial	Discontinued
	Power	Power	Controls	Operations	Other	Totals
Revenues from external customers	$16,818,073	$9,915,316	$3,231,792	$-	$182,447	$30,147,628

Intersegment revenues	$-	$-	$-	$-	$-	$-

Derivative income	$-	$-	$-	$-	$-	$-

Interest revenues	$-	$-	$-	$-	$8,542	$8,542
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$21,457	$21,457
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$316,414	$316,414

Interest expense	$-	$-	$-	$-	$686,913	$686,913

Depreciation and amortization	$-	$-	$-	$-	$605,402	$605,402

Segment profit (loss)	$6,049,994	$2,386,532	$508,637	$442,881	$(9,210,083)	$177,961

Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$183,532	$183,532
Gain on divestment of Comex Electronics	$-	$-	$-	$603,034	$-	$603,034

Segment assets	$-	$-	$-	$-	$32,783,612	$32,783,612

Foreign currency translation adjustments	$-	$-	$-	$-	$63,005	$63,005

Expenditures for segment assets	$-	$-	$-	$-	$387,150	$387,150

The following information is presented for the nine months ended September 30, 2010 for operating segment activity:

	External	Internal	Industrial	Discontinued
	Power	Power	Controls	Operations	Other	Totals
Revenues from external customers	$15,619,142	$6,360,109	$3,281,857	$-	$1,021,700	$26,282,808

Intersegment revenues	$-	$-	$-	$-	$-	$-

Derivative income	$-	$-	$-	$-	$-	$-

Interest revenues	$-	$-	$-	$-	$18,431	$18,431
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$50,796	$50,796
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$3,668,122	$3,668,122

Interest expense	$-	$-	$-	$-	$914,688	$914,688

Depreciation and amortization	$-	$-	$-	$-	$550,126	$550,126

Segment profit (loss)	$5,048,250	$1,298,890	$568,187	$(74,659)	$(10,251,649)	$(3,410,981)

Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-		$69,734	$69,734

Segment assets	$-	$-	$-	$4,220,018	$35,913,955	$40,133,973
Foreign currency translation adjustments	$-	$-	$-	$-	$(23,849)	$(23,849)

Expenditures for segment assets	$-	$-	$-	$41,767	$406,298	$448,065

Only the Discontinued Operations and Other operating segments hold assets individually. The External Power, Internal Power and Industrial Controls operating segments do not hold assets individually as segment assets as they utilize the Company assets held in the Other segment.

Discontinued Operations Summary Financial Information
The following is a summary statement of discontinued operations for the discontinued operations of Comex Electronics as of September 30, 2011:

Comex Electronics
-
Discontinued
Summary Statement of Operations:	Operations
Total revenues	$1,280,485
Cost of revenues	1,146,443
Gross profit	134,042
Selling, general and administrative and other	294,195
Operating (loss)	(160,153)

Reclassification
Certain amounts from prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements
ASU No. 2011-03; Reconsideration of Effective Control for Repurchase Agreements.  In April, 2011, the FASB issued ASU No. 2011-03. The amendments in this ASU remove from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee. The amendments in this ASU also eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets.

The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-04; Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.   In May, 2011, the FASB issued ASU No. 2011-04. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed.  This ASU results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs.  The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted.

The Company will adopt the methodologies prescribed by this ASU by the date required and does not anticipate that the ASU will have a material effect on its financial position or results of operations.

ASU No. 2011-05; Amendments to Topic 220, Comprehensive Income.  In June, 2011, the FASB issued ASU No. 2011-05. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.

The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. Due to the recency of this pronouncement, the Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

On September 15, 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other, which simplifies how an entity is required to test goodwill for impairment. This ASU would allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under the ASU, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  Early adoption is permitted. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Significant estimates in 2010 and 2009 include estimates used to review the Company’s long-lived assets for impairment, inventory valuation, valuations of non-cash capital stock issuances and the valuation allowance on deferred tax assets.

Principles of Consolidation
The consolidated financial statements for 2010 include the accounts of CUI Global, Inc. and its wholly owned subsidiaries CUI, Inc. and CUI Japan and 49% owned Comex Electronics for the full year.  The consolidated financial statements for 2009 include the accounts of CUI Global, Inc. and its wholly owned subsidiary CUI, Inc. for the full year and the partial year results of its wholly owned subsidiary CUI Japan and 49% owned Comex Electronics since acquisition on July 1, 2009.  Significant intercompany accounts and transactions have been eliminated in consolidation.

Restatement of Prior Periods Financial Statements
The Company previously recorded extinguishments of debt as settlement gains subsequent to performing a thorough analysis of the relevant guidance and concluding the transactions with an “unrelated party” and conducted at “arms length”.  Upon review by the SEC, it was determined that the Company should reclassify these extinguishments of debt as additional paid in capital and not as settlement gains as a result of the determination that a related party was involved.  The impact of these restatements are as follows:

Second quarter ended June 30, 2009 impact:
Balance Sheet:	Reported	Restated
	June 30,	June 30,
	2009	2009
Additional Paid in Capital	$60,073,728	$71,907,783
Accumulated deficit	$(52,116,988)	$(63,951,043)

Income Statement:	Reported		Restated
	For the three months	For the six months	For the three months	For the six months
	ended June 30, 2009	ended June 30, 2009	ended June 30, 2009	ended June 30, 2009
Gain on debt extinguishments	$11,834,055	$11,834,055	$-	$-
Consolidated net profit (loss)	$(282,187)	$(1,568,902)	$(12,116,242)	$(13,402,957)
Net profit (loss) - attributable to CUI Global, Inc.	$(282,187)	$(1,568,902)	$(12,116,242)	$(13,402,957)
Comprehensive profit (loss)	$(1,338,728)	$(2,907,630)	$(1,338,728)	$(14,741,685)
Basic and diluted profit (loss per common share)	$-	$(0.01)	$(0.07)	$(0.08)
Diluted profit (loss) per common share)	$-	$(0.01)	$(0.07)	$(0.08)

Third quarter ended September 30, 2009 impact:
Balance Sheet:	Reported	Restated
	September 30,	September 30,
	2009	2009
Additional Paid in Capital	$60,284,146	$72,118,201
Accumulated deficit	$(53,428,252)	$(65,262,307)

Income Statement:	Reported		Restated
	For the three months	For the nine months	For the three months	For the nine months
	ended September 30,	ended September 30,	ended September 30,	ended September 30,
	2009	2009	2009	2009
Gain on debt extinguishments	$-	$11,834,055	$-	$-
Consolidated net profit (loss)	$(1,311,264)	$(2,880,166)	$(1,311,264)	$(14,714,221)
Net profit (loss) - attributable to CUI Global, Inc.	$(1,314,727)	$(2,883,629)	$(1,314,727)	$(14,717,684)
Comprehensive profit (loss)	$(1,338,728)	$(2,907,630)	$(1,338,728)	$(14,741,685)
Basic and diluted profit (loss per common share)	$(0.01)	$(0.02)	$(0.01)	$(0.09)
Diluted profit (loss) per common share)	$(0.01)	$(0.02)	$(0.01)	$(0.09)

For the year ended December 31, 2009 impact:
Balance Sheet:	Reported	Restated
	December 31,	December 31,
	2009	2009
Additional Paid in Capital	$60,541,742	$72,375,797
Accumulated deficit	$(54,746,787)	$(66,580,842)

Income Statement:	Reported	Restated
	For the year ended December 31, 2009
Gain on debt extinguishments	$11,834,055	$-
Consolidated net profit (loss)	$(4,209,492)	$(16,043,547)
Net profit (loss) - attributable to CUI Global, Inc.	$(4,198,701)	$(16,032,756)
Comprehensive profit (loss)	$(4,226,894)	$(16,060,949)
Basic and diluted profit (loss per common share)	$(0.02)	$(0.10)
Diluted profit (loss) per common share)	$(0.02)	$(0.10)

First quarter ended March 31, 2010 impact:
Balance Sheet:	Reported	Restated
	March 31,	March 31,
	2010	2010
Additional Paid in Capital	$60,543,383	$72,377,438
Accumulated deficit	$(55,919,517)	$(67,753,572)

Second quarter ended June 30, 2010 impact:
Balance Sheet:	Reported	Restated
	June 30,	June 30,
	2010	2010
Additional Paid in Capital	$62,115,261	$79,579,816
Accumulated deficit	$(52,431,337)	$(69,895,892)

Income Statement:	Reported		Restated
	For the three months	For the six months	For the three months	For the six months
	ended June 30, 2010	ended June 30, 2010	ended June 30, 2010	ended June 30, 2010
Gain on debt extinguishments	$5,630,500	$5,630,500	$-	$-
Consolidated net profit (loss)	$3,443,107	$2,274,105	$(2,187,393)	$(3,356,395)
Net profit (loss) - attributable to CUI Global, Inc.	$3,488,180	$2,315,450	$(2,142,320)	$(3,315,050)
Comprehensive profit (loss)	$3,468,088	$2,297,112	$(2,162,412)	$(3,333,388)
Basic and diluted profit (loss per common share)	$0.02	$0.01	$(0.01)	$(0.02)
Diluted profit (loss) per common share)	$0.02	$0.01	$(0.01)	$(0.02)

Third quarter ended September 30, 2010 impact:
Balance Sheet:	Reported	Restated
	September 30,	September 30,
	2010	2010
Additional Paid in Capital	$64,156,718	$83,934,065
Accumulated deficit	$(50,175,790)	$(69,953,137)

Income Statement:	Reported		Restated
	For the three months	For the nine months	For the three months	For the nine months
	ended September 30,	ended September 30,	ended September 30,	ended September 30,
	2010	2010	2010	2010
Gain on debt extinguishments	$2,312,792	$7,943,292	$-	$-
Consolidated net profit (loss)	$2,258,206	$4,532,311	$(54,586)	$(3,410,981)
Net profit (loss) - attributable to CUI Global, Inc.	$2,255,547	$4,570,997	$(57,245)	$(3,372,295)
Comprehensive profit (loss)	$2,250,036	$4,547,148	$(62,756)	$(3,396,144)
Basic and diluted profit (loss per common share)	$0.01	$0.02	$-	$(0.02)
Diluted profit (loss) per common share)	$0.01	$0.02	$-	$(0.02)

Fair Value of Financial Instruments
FASB Accounting Standards Codification No. 825 (“FASB ASC 825”), “Financial Instruments”, requires disclosures of information about the fair value of certain financial instruments for which it is practicable to estimate that value.  For purposes of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation.
Management believes the carrying amounts of the short-term financial instruments, including cash and cash equivalents, accounts receivable, restricted cash, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable, deferred compensation and other liabilities reflected in the accompanying balance sheet approximate fair value at December 31, 2010 due to the relatively short-term nature of these instruments.

Cash and Cash Equivalents
Cash includes deposits at financial institutions with maturities of three months or less.  The Company at times has cash in banks in excess of FDIC insurance limits and places its temporary cash investments with high credit quality financial institutions.  At December 31, 2010 and 2009, the Company had no cash balances at financial institutions which were in excess of the FDIC insured limits.  However, at December 31, 2010, the Company held  $142,952 in European foreign bank accounts and  $20,383 in Japanese foreign bank accounts and  $238,452 from discontinued operations in Japanese foreign bank accounts.  However, at December 31, 2009, the Company held  $26,166 in European foreign bank accounts and  $7,574 in Japanese foreign bank accounts and  $104,649 from discontinued operations in Japanese foreign bank accounts.

Accounts Receivable and Allowance for Uncollectible Accounts
Accounts receivable consist of the receivables associated with the revenue derived from product sales.  An allowance for uncollectible accounts is recorded to allow for any amounts that may not be recoverable, based on an analysis of prior collection experience, customer credit worthiness and current economic trends.  Based on management’s review of accounts receivable, an allowance for doubtful accounts of  $125,000 and  $135,000 at December 31, 2010 and 2009, respectively, is considered adequate.  Receivables are determined to be past due based on the payment terms of original invoices.  The Company grants credit to its customers, with standard terms of Net 30 days.  The Company routinely assesses the financial strength of its customers and, therefore, believes that its accounts receivable credit risk exposure is limited.  Additionally, the Company maintains a foreign credit receivables insurance policy that covers many of its receivable balances in effort to further reduce credit risk exposure.

Inventory
Inventories consist of finished and un-finished products and are stated at the lower of cost or market; using the first-in, first-out (FIFO) method as a cost flow convention.  At December 31, 2010 and 2009 inventory is valued, net of allowances, at  $3,735,641 and  $2,706,950, respectively.  The allowances for inventory were  $164,005 and  $100,000 at December 31, 2010 and 2009, respectively.  Inventory for discontinued operations, net of allowances was  $1,240,946 and  $955,044 at December 31, 2010 and 2009, respectively.  The allowances for inventory for discontinued operations at December 31, 2010 and 2009 were  $190,995 and  $0, respectively.

Furniture, Equipment and Software
Furniture, equipment and software are recorded at cost and include major expenditures, which increase productivity or substantially increase useful lives.

Maintenance, repairs and minor replacements are charged to expenses when incurred.  When furniture and equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account and any gain or loss is included in the statement of operations.

The cost of furniture, equipment and software is depreciated over the estimated useful lives of the related assets.  Depreciation is computed using the straight-line method for financial reporting purposes.  The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated
Useful Life
Furniture and equipment	3 to 7 years
Software	3 to 5 years

Long-Lived Assets
Long-lived assets and certain identifiable assets related to those assets are periodically reviewed for impairment whenever circumstances and situations change such that there is an indication that the carrying amounts may not be recoverable.  If the non-discounted future cash flows of the enterprise are less than their carrying amount, their carrying amounts are reduced to fair value and an impairment loss is recognized.  During 2010, the Company recorded impairment expense of  $3,105,956 related to technology rights and  $418,185 related to patents.  During 2009,  $210,403 related to goodwill, patent pending technology,  $246,237 related to goodwill, customer list, the Company recorded impairment expense of  $10,241,529 related to goodwill and  $136,811 related to capitalized patents.

Identifiable Intangible Assets
Intangible assets are stated at cost net of accumulated amortization and impairment.  Intangible assets other than goodwill, technology rights and patents are amortized over an estimated useful life of 15 years.  Technology rights are amortized over a twenty year life and are reviewed for impairment annually.  Patent costs are amortized over the life of the patent.  Any patents not approved will be expensed at that time.

Intangible assets consist of the following as of December 31, 2010 and 2009:

	2010	2009
Technology Rights	$803,664	$5,126,406
Accumulated amortization	(24,761)	(1,048,760)
Net	$778,903	$4,077,646

Patent costs	$-	$464,350
Accumulated amortization	-	(35,980)
Net	$-	$428,370

Debt offering costs	$2,274,646	$2,044,646
Accumulated amortization	(1,823,787)	(1,107,516)
Net	$450,859	$937,130

Intangible, trademark and tradename CUI	$4,892,856	$4,892,856
Accumulated amortization	-	-
Net	$4,892,856	$4,892,856

Intangible, trademark and tradename V-Infinity	$1,373,828	$1,373,828
Accumulated amortization	-	-
Net	$1,373,828	$1,373,828

Intangible, patent pending technology	$551,559	$551,559
Accumulated amortization	-	-
Net	$551,559	$551,559

Intangible, customer list	$1,857,000	$1,857,000
Accumulated amortization	-	-
Net	$1,857,000	$1,857,000

Intangible, CUI Japan	$139,201	$139,201
Accumulated amortization	-	-
Net	$139,201	$139,201

Goodwill	$12,909,273	$12,909,273
Accumulated amortization	(2,116)	(2,116)
Net	$12,907,157	$12,907,157

Other intangible assets	$-	$72,932
Accumulated amortization	-	(61,430)
Net	$-	$11,502

As of December 31, 2010,  $5,213,854 of costs related to technology rights acquired since 2003 have been capitalized.  Technology rights are amortized over a twenty year life.  During 2010, the Company recognized an impairment related to technology rights of  $3,105,956 and  $17,448 is related to discontinued operations.  The capitalized balance remaining at December 31, 2010 is  $803,664.

As of December 31, 2010,  $471,580 of costs related to filing patent applications have been capitalized.  When patents are approved, the costs are amortized over the life of the patent.  Any patents not approved will be expensed at that time.  During 2010 and 2009, the Company recognized impairment expense on patents of  $418,185 and  $136,811, respectively.  The capitalized balance remaining at December 31, 2010 is  $0.

As of December 31, 2010,  $2,274,646 of debt offering costs related to payments and warrants issued in efforts to secure debt financing for the Company have been capitalized.  The debt offering costs are amortized over the life of the applicable loans.

As of December 31, 2010,  $4,892,856 of costs related to Intangible, trademark and trade name CUI have been capitalized.  Intangible, trademark and trade name CUI is reviewed regularly for impairment by management.

As of December 31, 2010,  $1,373,828 of costs related to Intangible, trademark and trade name V-Infinity have been capitalized.  Intangible, trademark and trade name V-Infinity is reviewed regularly for impairment by management.

As of December 31, 2010,  $761,962 of costs related to Intangible, patent pending technology have been capitalized.  Intangible, patent pending technology is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Intangible, patent pending technology of  $210,403.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is  $551,559.

As of December 31, 2010,  $2,103,237 of costs related to Intangible, customer list have been capitalized.  Intangible, customer list is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Intangible, customer list of  $246,237.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is  $1,857,000.

As of December 31, 2010,  $139,201 of costs related to Intangible, CUI Japan have been capitalized.  Intangible, CUI Japan is reviewed regularly for impairment by management.

As of December 31, 2010,  $23,150,802 of costs related to Goodwill have been capitalized.  Goodwill is reviewed regularly for impairment by management.  During 2009, the Company recognized impairment on Goodwill of  $10,241,529.  The impairment loss is an estimate.  The capitalized balance remaining at December 31, 2010 is  $12,909,273.

As of December 31, 2010,  $0 of costs related to other intangible assets have been capitalized and are being amortized over their useful lives.

Investment – Equity Method
Through the acquisition of CUI, Inc. the Company obtained 352,589 common shares (representing a 11.544% and 10.47% interest at December 31, 2010 and 2009, respectively) in Test Products International, Inc., hereafter referred to as TPI.  TPI is a provider of handheld test and measurement equipment.  The Company also has a demand receivable from TPI of  $190,240 as of December 31, 2010.  CUI Global enjoys a close association with this affiliate through common Board of Director membership and participation, that allows for a significant amount of influence over affiliate business decisions.  Accordingly, for financial statement purposes, the Company accounts for its investment in this affiliated entity under the equity method.  A summary of the unaudited financial statements of the affiliate for the years ended December 31, 2010 and 2009 are as follows:

	2010	2009
Current assets	$5,635,096	$5,660,329
Non-current assets	836,832	934,900
Total Assets	$6,471,928	$6,595,229

Current liabilities	$3,305,810	$4,130,172
Non-current liabilities	1,464,832	1,661,271
Stockholders' equity	1,701,286	803,786
Total Liabilities and Stockholders' Equity	$6,471,928	$6,595,229

Revenues	$11,899,948	$8,340,256
Operating income	70,611	(379,286)
Net income	676,305	(395,644)
Company share of Net Profit at 11.544% for 2010 and 10.47% for 2009	78,074	(41,424)
Equity investment in affiliate	$157,149	$79,075

Asset Impairment
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.  In performing the review for recoverability, the future cash flows expected to result from the use of the asset and its eventual disposition are estimated.  If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, an impairment loss is recognized as the excess of the carrying amount over the fair value.  Otherwise, an impairment loss is not recognized.  Management estimates the fair value and the estimated future cash flows expected.  Any changes in these estimates could impact whether there was impairment and the amount of the impairment.

Patent Costs
The Company estimates the patents it has filed have a future beneficial value; therefore it capitalizes the costs associated with filing for its patents.  At the time the patent is approved, the patent costs associated with the patent are amortized over the useful life of the patent.  If the patent is not approved, at that time the costs will be expensed.  A change in the estimate of the patent having a future beneficial value will impact the other assets and expense accounts.  During the years ended 2010 and 2009, the Company recorded impairment charges of  $418,185 and  $136,811 related to capitalized patents.

Derivative Liabilities
The Company accounts for its embedded conversion features and freestanding warrants pursuant to FASB Accounting Standards Codification No. 815 (“FASB ASC 815”), “Derivatives and Hedging ”, which requires a periodic valuation of the fair value of derivative instruments and a corresponding recognition of liabilities associated with such derivatives.  The recognition of derivative liabilities related to the issuance of shares of common stock is applied first to the proceeds of such issuance, at the date of issuance and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  The recognition of derivative liabilities related to the issuance of convertible debt is applied first to the proceeds of such issuance as a debt discount, at the date of issuance and the excess of derivative liabilities over the proceeds is recognized as other expense in the accompanying consolidated financial statements.  Any subsequent increase or decrease in the fair value of the derivative liabilities is recognized as other expense or other income, respectively.  The reclassification of a contract is reassessed at each balance sheet date.  If a contract is reclassified from permanent equity to an asset or a liability, the change in the fair value of the contract during the period the contract was classified as equity is accounted for as an adjustment to equity.  If a contract is reclassified from an asset or liability to equity, gains or losses recorded to account for the contract at fair value during the period that contract was classified as an asset or a liability are not reversed but instead are accounted for as an adjustment to equity.

Stock-Based Compensation
The Company accounts for stock based compensation using FASB Accounting Standards Codification No. 718 (“FASB ASC 718”), “Compensation – Stock Compensation”.  FASB Codification No. 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the related vesting period.  The statement also requires the recognition of compensation expense for the fair value of any unvested stock option awards outstanding at the date of adoption.  Employee stock compensation is recorded at fair value using the Black Scholes Pricing Model.  The underlying assumptions used in the Black Scholes Pricing Model by the Company are taken from publicly available sources including, volatility is calculated using historic stock price information from online finance websites such as Google Finance and Yahoo Finance, the stock price on the date of grant is obtained from online finance websites such as those previously noted, appropriate discount rates are obtained from the United States Federal Reserve economic research and data website and other inputs are determined based on previous experience and related estimates.

See Note 14, for additional disclosure and discussion of the employee stock plan and activity.

Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, as required by FASB ASC 505, which is measured as of the date required by FASB ASC 505, “Equity – Based Payments to Non-Employees”.  In accordance with FASB ASC 505, the stock options or common stock warrants are valued using the Black-Scholes option pricing model on the basis of the market price of the underlying common stock on the “valuation date,” which for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract and for all other contracts is the vesting date.  Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the vesting period.  Where expense must be recognized prior to a valuation date, the expense is computed under the Black-Scholes option pricing model on the basis of the market price of the underlying common stock at the end of the period and any subsequent changes in the market price of the underlying common stock up through the valuation date is reflected in the expense recorded in the subsequent period in which that change occurs.

Revenue Recognition
The recognition of revenues requires judgment, including whether a sale includes multiple elements and if so, whether vendor-specific objective evidence (VSOE) of fair value exists for those elements.  Customers receive certain elements of CUI Global products over a period of time.  These elements include licensing rights to manufacture and sell our proprietary patent protected products.  The ability to identify VSOE for those elements and the fair value of the respective elements could materially impact the amount of earned and unearned revenue.  CUI Global does not have any history as to the costs expected to be incurred in granting licensing rights relating to its products.  Therefore, revenues may be recorded that are not in proportion to the costs expected to be incurred in performing these services.

Revenues from warranty and maintenance activities are recognized ratably over the term of the warranty and maintenance period and the unrecognized portion is recorded as deferred revenue.

Revenues in connection with electronic devices, component and test and measurement equipment are recognized at the time the product is shipped to the customer, collectability is reasonably assumed, the price is fixed and determinable and persuasive evidence of arrangement exists.

Shipping and Handling Costs
Amounts billed to customers in sales transactions related to shipping and handling represent revenues earned for the goods provided and are included in sales and were  $72,378 and  $103,733 for the years ended December 31, 2010 and 2009, respectively.  The Company expenses inbound shipping and handling costs as cost of revenues.

Warranty Reserves
A warranty reserve liability is recorded based on estimates of future costs on sales recognized.  There was no warranty reserve recorded at December 31, 2010 or 2009.

Advertising
The costs incurred for producing and communicating advertising are charged to operations as incurred.  Advertising expense for the years ended December 31, 2010 and 2009 was  $570,526 and  $538,937, respectively.

Income Taxes
Income taxes are accounted for under the asset and liability method of FASB Accounting Standards Codification No. 740 (“FASB ASC 740”), “Income Taxes”.  Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

Valuation allowances have been established against deferred tax assets due to uncertainties in the Company’s ability to generate sufficient taxable income in future periods to make realization of such assets more likely than not.  An income tax benefit has not been recognized for its operating losses generated during 2010 and 2009 based on uncertainties concerning the ability to generate taxable income in future periods.  There was no income tax receivable at December 31, 2010 and 2009.  In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

Net Loss Per Share
In accordance with FASB Accounting Standards Codification No. 260 (“FASB ASC 260”), “Earnings Per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period.  Common equivalent shares outstanding as of December 31, 2010 and 2009, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive.  Accordingly, diluted net loss per share is the same as basic net loss per share for 2010 and 2009.  The following table summarizes the potential common stock shares at December 31, 2010 and 2009, which may dilute future earnings per share.

	2010	2009
Convertible preferred stock	252,715	252,715
Warrants and options, vested	17,807,801	18,307,893
Convertible debt	-	76,200,000
	18,060,516	94,760,608

Foreign Currency Translation
The financial statements of the Company's foreign offices have been translated into U.S. dollars in accordance with FASB ASC 830, “Foreign Currency Matters” (FASB ASC 830).  All balance sheet accounts have been translated using the exchange rate in effect at the balance sheet date.  Income statement amounts have been translated using an appropriately weighted average exchange rate for the year.  The translation gains and losses resulting from the changes in exchange rates during 2010 and 2009 have been reported in accumulated other comprehensive income, except for gains and losses resulting from the translation of intercompany receivables and payables, which are included in earnings for the period.

Segment Reporting
Upon the acquisition of CUI, Inc. and CUI Japan, CUI Global now has operating segments to report.  The Company has identified five operating segments based on the products offered.  The five segments are External Power, Internal Power, Industrial Controls, Discontinued Operations (Comex Electronics) and Other.  The External Power segment is focused primarily on sales of external power supplies and related components.  The Internal Power segment is focused primarily on sales of internal power supplies and related components.  The Industrial Controls segment is focused primarily on sales of encoding devices and related components.  The Discontinued Operations segment represents Comex Electronics activities.  The Other category represents activity of segments that do not meet the threshold for segment reporting and are combined.

The following information is presented for the year ended December 31, 2010 for operating segment activity:

	External
	Power and	Internal	Industrial	Discontinued
	Components	Power	Controls	Operations	Other	Totals
Revenues from external customers	$22,581,776	$9,447,644	$4,279,243	$-	$1,266,494	$37,575,157
Intersegment revenues	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$48	$24,582	$24,630
Equity in profit (loss) of unconsolidated affiliate	$-	$-	$-	$-	$78,074	$78,074
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$3,859,342	$3,859,342
Interest expense	$-	$-	$-	$-	$1,151,617	$1,151,617
Depreciation and amortization	$-	$-	$-	$-	$724,679	$724,679
Segment profit (loss)	$7,622,049	$1,908,103	$627,560	$(871,803)	$(16,746,425)	$(7,460,516)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$144,912	$144,912
Impairment of Patents	$-	$-	$-	$-	$418,185	$418,185
Impairment of Technology Rights	$-	$-	$-	$-	$3,105,956	$3,105,956
Segment assets	$-	$-	$-	$3,187,283	$32,687,566	$35,874,849
Foreign currency translation adjustments	$-	$-	$-	$-	$(22,617)	$(22,617)
Expenditures for segment assets	$-	$-	$-	$36,096	$429,575	$465,671

The following information is presented for the year ended December 31, 2009 for operating segment activity (the Comex (Japan) activity began on the date of acquisition July 1, 2009):

	External
	Power and	Internal	Industrial	Discontinued
	Components	Power	Controls	Operations	Other	Totals
Revenues from external customers	$15,466,992	$6,695,220	$2,976,799	$-	$1,225,621	$26,364,632
Intersegment revenues	$-	$-	$-	$-	$-	$-
Derivative income	$-	$-	$-	$-	$-	$-
Interest revenues	$-	$-	$-	$-	$18,012	$18,012
Equity in profit (loss ) of unconsolidated affiliate	$-	$-	$-	$-	$(41,424)	$(41,424)
Interest expense - intrinsic value of convertible debt, amortization of debt offering costs and amortizatin of debt discount	$-	$-	$-	$-	$3,096,641	$3,096,641
Interest expense	$-	$-	$-	$-	$1,520,447	$1,520,447
Depreciation and amortization	$-	$-	$-	$-	$668,632	$668,632
Segment profit (loss )	$3,883,478	$1,023,816	$178,870	$(21,159)	$(21,108,552)	$(16,043,547)
Other significant non-cash items:
Stock, options, warrants and notes issued for compensation and services	$-	$-	$-	$-	$686,237	$686,237
Impairment of goodwill	$-	$-	$-	$-	$10,241,529	$10,241,529
Impairment of intangible, patent pending technology	$-	$-	$-	$-	$210,403	$210,403
Impairment of intangible, customer list	$-	$-	$-	$-	$246,237	$246,237
Impairment of patents	$-	$-	$-	$-	$136,811	$136,811
Segment assets	$-	$-	$-	$3,501,385	$35,304,922	$38,806,307
Foreign currency translation adjustments	$-	$-	$-	$-	$(28,193)	$(28,193)
Acquisiton of Comex Electronics and CUI Japan	$-	$-	$-	$-	$103,589	$103,589
Expenditures for segment assets	$-	$-	$-	$25,403	$448,765	$474,168

Only the Discontinued Operations and Other operating segments hold assets individually.  The External Power, Internal Power and Industrial Controls operating segments do not hold assets individually as segment assets as they utilize the Company assets held in the Other segment.

Certain amounts from prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements
In October 2009, the FASB issued an Accounting Standard Update (“ASU”) No. 2009-13, which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit and modifies the manner in which the transaction consideration is allocated across the separately identified deliverables.  The ASU significantly expands the disclosure requirements for multiple-deliverable revenue arrangements.  The ASU will be effective for the first annual reporting period beginning on or after June 15, 2010 and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date.  Early adoption is permitted, provided that the guidance is retroactively applied to the beginning of the year of adoption.  The Company does not expect the adoption of ASU No. 2009-13 to have any effect on its financial statements upon its required adoption on January 1, 2011.  In January 2010, the FASB issued guidance to amend the disclosure requirements related to recurring and nonrecurring fair value measurements.  The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers.  Additionally, the guidance requires a roll forward of activities on purchases, sales, issuance and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  The guidance became effective for the Company with the reporting period beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which will become effective for the Company with the reporting period beginning July 1, 2011.  Other than requiring additional disclosures, adoption of this new guidance did not have a material impact on the Company’s financial statements.

In February 2010, the FASB issued ASU No. 2010-9, which amends the Subsequent Events Topic of the Accounting Standards Codification to eliminate the requirement for public companies to disclose the date through which subsequent events have been evaluated.  The Company will continue to evaluate subsequent events through the date of the issuance of the financial statements; however, consistent with the guidance, this date will no longer be disclosed.  ASU 2010-09 does not have any impact on the Company’s results of operations, financial condition or liquidity.

In April 2010, the FASB issued ASU No. 2010-13—Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades as codified in ASC 718—Compensation—Stock Compensation (“ASC 718”).  This update addresses the classification of a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades.  ASC 718 is amended to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades shall not be considered to contain a market, performance, or service condition.  Therefore, such an award is not to be classified as a liability if it otherwise qualifies as equity classification.  This ASU is effective for fiscal years beginning on or after December 15, 2010 and the Company is currently assessing the potential impact, if any, the adoption of this update may have on its Consolidated Financial Statements.

ACQUISITION	12 Months Ended
Dec. 31, 2010
ACQUISITION
3.	ACQUISITION

July 1, 2009, CUI Global acquired CUI Japan (formerly Comex Instruments Ltd.) and 49% of Comex Electronics Ltd.  The Purchase Price reflects the acquisition of 100% of CUI Japan (formerly Comex Instruments Ltd.) and 49% of Comex Electronics Ltd.  The total purchase price is approximately  $260,000.  Terms of the acquisition called for three equal annual payments over three years to acquire the remaining 51% of Comex Electronics.  The terms of acquisition have been amended to allow CUI Global to acquire the remaining 51% at anytime during the five years following the initial acquisition.  In accordance with the Company’s charter, CUI Global maintains two of the three Comex Electronics board positions and therefore has effective control.

The following details the initial acquisition of CUI Japan and 49% of Comex Electronics Ltd.:

Purchase price	$103,589
Cash	116,152
Accounts receivable, trade	1,154,278
Other receivables	203,604
Inventory	1,043,688
Other current assets	17,450
Property & equipment, net	302,518
Deposits and other assets	78,102
Technology rights	34,278
Investments - long term	102,541
Intangible, Comex Electronics and CUI Japan	473,692
Liabilities assumed	(3,380,314)
Noncontrolling interest	(42,400)
$103,589

The table below summarizes the unaudited pro forma information of the results of operations as though the acquisition had been completed as of January 1, 2009:

2009
Gross revenue	$26,543,124
Total expenses	42,593,071
Consolidated Net (loss) from continuing operations	$(16,049,947)
Net (loss) from discontinued operations	$(563,978)
Consolidated Net (loss)	$(16,613,925)
Less: Net profit (loss) - noncontrolling interest	$(287,629)
Net profit (loss) - attributable to CUI Global, Inc. before taxes before taxes	$(16,326,296)
Earnings per share	$(0.10)

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2010
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment is summarized as follows at December 31, 2010 and 2009:

	2010	2009
Equipment	1,902,052	1,612,208
Computers and software	749,584	738,540
	2,651,636	2,350,748
Less accumulated depreciation	(1,641,274)	(1,258,813)
	$1,010,362	$1,091,935

Depreciation expense for the years ended December 31, 2010 and 2009 was  $432,974 and  $396,302, respectively.

TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS	12 Months Ended
Dec. 31, 2010
TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS
5.	TECHNOLOGY RIGHTS AND LICENSE AND ROYALTY AGREEMENTS
Upon the acquisition of CUI Inc., the Company obtained  $51,222 in technology rights related to a proprietary internal power supply produce line.

The Company capitalized  $182,441 of technology rights related to encoding and power technologies acquired during the year ended 2009.

During 2010, the Company capitalized  $70,000 of technology rights related to power technologies.  Also during 2010, the Company recorded an impairment charge of  $3,105,956 related to WayCool technology rights.

The technology rights are amortized over the twenty-year estimated life of the technology, unless a shorter life is deemed appropriate by management based on the life expectancy of the related technology.  The technology rights balance at December 31, 2010 and 2009 were as follows:

	2010	2009
Technology Rights	$803,664	$5,126,406
Accumulated amortization	(24,761)	(1,048,760)
Net	$778,903	$4,077,646

Amortization of technology rights during 2010 and 2009 was  $262,788 and  $238,998, respectively.  The estimated annual amortization expense related to existing technology rights as of December 31, 2010 is expected to be  $265,020 in 2011,  $265,020 in 2012,  $49,484 in 2013 and  $26,508 in 2014.  Management has evaluated the technology rights for impairment and believes no additional impairment expense related to technology rights exists at December 31, 2010.

NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES
7.  NOTES PAYABLE

At December 31, 2010, the Company had a secured promissory note totaling  $481,326 due January 1, 2012, interest accrues at 12% per annum, payable monthly, until the maturity of the note at which time the remaining principal is due.  As of September 30, 2011, the balance remaining on this note is  $235,587 and is included in Notes payable, current portion due.

In conjunction with the acquisition of CUI, Inc., the Company utilized a  $6,000,000 bank loan from Commerce Bank of Oregon secured by personal Letters of Credit from related parties.  In August 2010, this loan was paid down to  $4,000,000 and was replaced by a  $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2012 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% (4.369% at September 30, 2011) and secured by personal Letters of Credit from a related party.  The balance at December 31, 2010 was  $4,000,000.  As of September 30, 2011, the balance of this term note is  $4,000,000 and is included in Notes payable, current portion due.

 In July 2011, a CUI Global officer provided a short term convertible loan of  $35,000 to the Company which accrues interest at 6% per annum, convertible at  $0.17 per common share.  At September 30, 2011, the balance of this term note is  $35,000 and is included in  Convertible notes payable, related party, current portion due.  There was no beneficial conversion on the convertible note as the conversion price was equal to the fair value on the date of grant.

Additionally, the Company utilized a  $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.) in conjunction with the acquisition of CUI, Inc.  The note was originally due May 15, 2011.  In September 2010, the Company negotiated an amendment to this note which extended the maturity date to May 15, 2018.  Interest accrues at 6% per annum and is payable monthly with the principal due as a balloon payment at the term date.  At December 31, 2010, the balance of this note was  $10,796,191.  During the first quarter of 2011, in accordance with the September 2010 amendment, the Company paid to International Electronic Devices, Inc.  $300,000 in principal and transferred the value of a note receivable owed to CUI, Inc. from TPI in the amount of  $192,508 which was applied to the principal balance.  As of September 30, 2011, the balance on this note is  $10,303,683 and is included in Long term notes payable, related party.

At December 31, 2010, the Company had several notes payable through its subsidiary Comex Electronics, which was divested effective July 1, 2011.

6.	NOTES PAYABLE, CONVERTIBLE NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE, RELATED PARTIES

	December 31,
	2010	2009
Original Principal	$6,200,000	$18,850,000
Notes Converted	(1,320,000)	-
Notes Repaid	(100,000)	(50,000)
Notes Amended	(4,780,000)	(12,600,000)
Ending Balance	$-	$6,200,000

	December 31,
	2010	2009
Warrant Value	$2,773,555	$5,711,395
Amortization	(504,283)	(2,146,353)
Warrant Value Amended	(2,269,272)	(791,487)
Ending Warrant Value Discount	$-	$2,773,555

Unamortized discount	$-	$2,773,555

Convertible notes payable, net	$-	$3,426,445

During the last three quarters of 2006 through 2008, the Company privately placed approximately  $3,450,000 of 12% promissory notes.   $1,650,000 ( $650,000 of this amount has been repaid and  $1,000,000 was converted to common stock leaving  $0 principal balance remaining at December 31, 2010) of these notes are convertible to common stock at a per share price equal to eighty percent (80%) of the average closing bid price of one share of Company common stock for 10 days preceding the Conversion Date.  There was, however, a  $0.20 per share minimum limit on the conversion price, which limited the number of shares that the company would be obligated to issue.  However, in April 2010 in conjunction with other debt reduction initiatives, the Company agreed with the convertible note holder to convert the remaining  $1,000,000 of principal and related accrued interest at  $0.1056 per share of common stock based on 80% of the average closing price of one share of Company common stock for the 10 days preceding the conversion date.  Additionally, each investor in the convertible promissory notes were issued a warrant to purchase at any time within three (3) years following the date of investment, at a per share price of one cent ( $0.01), that number of shares of CUI Global, Inc. common stock as is equal in value to one tenth the principal investment.  Such value to be determined by the average per share closing bid price of CUI Global, Inc. common stock for the 10 days preceding the date of investment.  Of the remaining  $1,800,000 notes,  $700,000 ( $450,000 of this amount has been repaid and  $250,000 was converted to common stock leaving  $0 principal balance remaining at December 31, 2010) of these notes were convertible to common stock at a per share price of  $0.25.  Also in April 2010, in conjunction with the conversion of the  $1,000,000 convertible note previously discussed,  $250,000 of this principal balance and related accrued interest was converted to common stock under the same terms of  $0.1056 per share of common stock based on 80% of the average closing price of one share of Company common stock for the 10 days preceding the conversion date.  The remaining  $1,100,000 ( $493,674 of this amount has been repaid,  $100,000 was converted to common stock and  $25,000 was recorded as additional paid in capital was recorded related to the debt settlement of  $25,000 of the promissory note leaving  $481,326 of principal balance remaining at December 31, 2010) were not convertible.  In September 2010, in conjunction with an extension of the terms of the remaining balance on this note, the promissory note was amended such that  $100,000 of principal could be converted at a strike price of  $0.15 per share of common stock.  In October 2010, the note holder exercised the conversion of the  $100,000 of principal.  As of December 31, 2010, 16,025,511 common shares were issued pursuant to the conversion of these promissory notes and exercise of the warrants; 1,458,543 common shares are held in reserve underlying the common stock purchase warrants and common shares underlying the warrants.

Additionally, the Company also utilized three separate notes to fund the acquisition of CUI, Inc.  A  $6,000,000 (paid  $6,000,000 as of December 31, 2010,  $0 principal remaining) cash loan from Commerce Bank of Oregon, with a term of 3 years, paying interest only at the prime rate less 0.50%, with a minimum interest rate of 4.50%, (4.50% at December 31, 2009) and secured by personal Letters of Credit from related parties.  In August 2010, the Company received  $2,000,000 in equity investment for which the Company issued 18,939,394 shares of common stock.  The  $2,000,000 received was used to pay down the  $6,000,000 bank loan with Commerce Bank bringing the net loan balance to  $4,000,000.  Also in August 2010, the Company replaced the  $4,000,000 cash loan from Commerce Bank of Oregon with a  $4,000,000 term note through the Business Credit division of Wells Fargo Capital Finance, Wells Fargo Bank, National Association, with a July 31, 2011 maturity date, paying interest only at an interest rate equal to the daily three month LIBOR plus 4.00% (4.30% at December 31, 2010) and secured by personal letters of credit from a related party.  The balance remaining at December 31, 2010 on the term note with Wells Fargo was  $4,000,000.  The Company is full compliance with all covenants on this term note.

The second note utilized to fund the acquisition of CUI, Inc. was a  $14,000,000 promissory note to International Electronic Devices, Inc. (formerly CUI, Inc.), payable monthly over three years at  $30,000 per month including 1.7% annual simple interest with a balloon payment at the thirty sixth monthly payment (May 15, 2011), with no prepayment penalty, an annual success fee of 2.3% and the right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note.  In September 2010, the Company negotiated an amendment to this note which provided forgiveness of the principal balance of  $1,588,063 and forgiveness of accrued interest of  $724,729, as well as an extension of the maturity date to May 15, 2018.  The total forgiveness of debt and accrued interest of  $2,312,792 was recorded as additional paid in capital.  In exchange for this amendment, the Company agreed to make principal payments totaling  $1,500,000 as follows:  $1,200,000 before December 31, 2010 and an additional  $300,000 in January 2011.  Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of  $187,208 to IED during the first quarter of 2011.  At December 31, 2010, the current portion of this note is  $487,208, the long term balance is  $10,308,983 and there is a discount on debt related to this note of  $0.

The third note utilized to fund the acquisition of CUI, Inc. was a  $17,500,000 convertible promissory note with 1.7% annual simple interest and a 2.3% annual success fee, permitting payee to convert any unpaid principal, interest and success fee to CUI Global common stock at a per share price of  $0.25 and at the end of the three year term (May 15, 2011) giving to CUI Global the singular, discretionary right to convert any unpaid principal, interest and success fee to CUI Global common stock at a per share price of  $0.25.  This note also provides a right of first refusal to the note payee, International Electronic Devices, Inc., relating to any private capital raising transactions of CUI Global during the term of the note.  In May 2009, CUI Global and the holder of the  $17,500,000 convertible promissory note, IED, Inc., agreed to amend the convertible promissory note by reducing the conversion rate from  $0.25 to  $0.07 per share to reflect the stock price for the ten day trailing average preceding April 24, 2009, the date of the agreement.  The agreement specifically retained the total maximum convertible shares at 70,000,000 as stated in the original Note.  This amendment effectively reduced the Note principal from  $17,500,000 to  $4,900,000.  As a result, the Company recognized additional paid in capital related to the 2009 extinguishment of this debt of  $11,808,513 and a reduction in the related discount of debt of  $791,487.  In April 2010, CUI Global and the debt holder agreed to settle the note and related accrued interest totaling  $850,500 for a one-time  $50,000 payment and 1,000,000 shares of common stock valued at  $0.07 per share in accordance with the note.  CUI Global recorded additional paid in capital of  $5,630,500 related to this 2010 extinguishment of debt and expensed the remaining balance of the discount on debt relating to this note of  $2,269,272.  At December 31, 2010, the balance on this note is  $0.

Through the acquisition of CUI, Inc., the Company had a capital lease note payable related to office equipment and furniture and was secured by the same office equipment and furniture.  The capital lease was paid in full in 2010.  The balance at December 31, 2010 related to this capital lease is  $0.

Through the acquisition of CUI Japan and Comex Electronics, the Company has several notes payable.  Comex Electronics (discontinued operations) has a  $404,151 with Seibu Shinyo Kinko Bank bearing interest at 2.40% and due March 18, 2019;  $404,151 with 82 Bank bearing interest at 3.075% and due March 18, 2019;  $263,622 with 82 Bank bearing interest at 2.90% and due August 19, 2014;  $71,642 note with The Bank of Tokyo-Mitsubishi bearing interest at 1.975% and due June 28, 2011;  $77,715 with The Bank of Tokyo-Mitsubishi bearing interest at 2.00% and due June 28, 2012;  $59,434 with The Bank of Tokyo-Mitsubishi bearing interest at 2.70% and due May 30, 2013;  $236,709 with Seibu Shinyo Kinko Bank bearing interest at 2.00% and due August 10, 2020; and  $482,038 long term note payable with a vendor.  The current portion of these notes payable is  $323,926 with a net long term portion of  $1,675,536 and are included in the Liabilities held for sale balance on the balance sheet.

Comex Electronics (discontinued operations) has short term notes payable with 82 Bank of  $244,888 bearing interest at 2.975% and due February 28, 2011,  $195,910 bearing interest at 2.975% and due March 31, 2011;  $183,666 with Seibu Shinyo Kinko Bank bearing interest at 3.85% and due April 20, 2011;  $129,346 with a shareholder in the noncontrolled interest bearing 0% interest; and various discounted promissory notes of  $123,574 due in 2011.  The Comex Electronics (discontinued operations) short term notes payable are included in Liabilities held for sale balance on the balance sheet.
The following table details the maturity of the notes payable and working capital line of credit for continuing operations of CUI Global, Inc. as of December 31, 2010:

	2011	2012	2013	2014	2015	Later Years	Total
Notes Payable Maturities:	$6,146,736	$371,577	$-	$-	$-	$10,308,983	$16,827,296

WORKING CAPITAL LINE OF CREDIT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
WORKING CAPITAL LINE OF CREDIT
5.  WORKING CAPITAL LINE OF CREDIT

At September 30, 2011, the Company maintained a  $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, National Association (NYSE: WFC), interest payable monthly at the Daily Three Month LIBOR plus 3.75% (4.119% at September 30, 2011). The Wells Fargo LOC expires July 31, 2013. As of the date of this filing, the Company is compliant with all covenants on the new line of credit with Wells Fargo Capital Finance. At September 30, 2011, the balance outstanding on the line of credit was  $2,223,431.

7.	WORKING CAPITAL LINE OF CREDIT
At December 31, 2010, CUI, Inc. had a  $4,000,000 revolving working capital line of credit with the Business Credit division of Wells Fargo Capital Finance, part of Wells Fargo Bank, national Association (NYSE: WFC), interest payable monthly at the daily three month LIBOR plus 3.75% (4.05% at December 31, 2010).  The Wells Fargo LOC expires July 31, 2013.  As of the date of this filing, the Company is compliant with all covenants on the line of credit with Wells Fargo Capital Finance.  At December 31, 2010, the balance outstanding on the line of credit was  $1,549,779.  At December 31, 2009, CUI, Inc. had a  $3,000,000 working capital line of credit with Key Bank, interest payable monthly at the bank’s prime rate plus 1.50 percentage points.  At December 31, 2009, the balance outstanding on the line of credit was  $1,959,655.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES
Legal Matters
The Company may be involved in certain legal actions arising from the ordinary course of business.  While it is not feasible to predict or determine the outcome of these matters, we do not anticipate that any of these matters, or these matters in the aggregate, will have a material adverse effect on the financial position or results of operations.
Royalty and License Fee Agreements
There are no commitments owed under royalty and license fee agreements.  All royalty and license fees are paid in the month following the related sales transaction.

Employment Agreements
As of the year ended December 31, 2010, the following employment agreements were in place:

Chief Executive Officer, General Counsel, Director: This employment agreement expires May 15, 2014. The CEO’s annual salary is  $325,000. The CEO is eligible for annual bonuses and stock option grants.

President, Chief Operating Officer, Director: This employment agreement expires May 15, 2014. The President’s annual salary is  $205,000. The President is eligible for annual bonuses and stock option grants.

Chief Financial Officer: This employment agreement expires May 15, 2014. The CFO’s annual salary is  $195,000. The CFO is eligible for annual bonuses and stock option grants.

Chief Technical Officer: This employment agreement expires May 15, 2011. The CTO’s annual salary is  $120,000. The CTO is eligible for annual bonuses and stock option grants.

Senior Vice President: This employment agreement expires May 15, 2011. The SVP’s annual salary is  $120,000. The SVP is eligible for annual bonuses and stock option grants.

Leases
As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062.  CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges.  During the period January 1 through December 31, 2010, the monthly base rent was  $40,000.  During the period January 1 through August 31, 2009, the monthly base rent was  $39,900.  For the period September 1 through December 31, 2009, the monthly base rent was  $40,000.  Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

The Company also leased office space in Malmo, Sweden pursuant to a renewable lease which terminated January 31, 2011.  In addition to the base rent (subject to periodic base lease payment increases), the Company is responsible for property taxes, maintenance and related VAT taxes.  During the year ended December 31, 2010 and 2009, the monthly base rent was approximately  $3,413 and  $1,825, respectively.
Additionally, subsequent to the acquisition of CUI Japan and Comex Electronics, the Company now has leased spaces in Tokyo, Japan and owns a small manufacturing facility on leased land in Nagano, Japan which is held in Assets held for sale on the balance sheet.  The CUI Japan leased space in Tokyo, Japan expires August 31, 2011.  The monthly base rent for this space during the year ending December 31, 2010 and 2009 was  $3,590 and  $3,436, respectively.  The other leases in Japan are related to the discontinued operations of Comex Electronic.  Comex Electronics had leased space in Tokyo, Japan with expirations in stages from May 7, 2011 to September 9, 2011.  During the year ending December 31, 2010 and 2009, the monthly base rent for these leases was  $6,840 and  $6,546, respectively.  In conjunction with this lease, the discontinued operations of Comex Electronics also had leased parking spaces.  This lease expired December 31, 2010 and the base monthly rent during the year ended December 31, 2010 and 2009 was  $507 and  $486, respectively.  The lease for parking spaces is now under a month to month agreement with the discontinued operations of Comex Electronics.  During the year ending December 31, 2010 and 2009, the annual base rent for the discontinued operations of Comex Electronics for the land lease in Nagano, Japan was  $2,897 and  $2,772, respectively.

Rental expense was  $623,486 and  $579,623 in 2010 and 2009, respectively and is included in selling, general and administrative on the statement of operations.

The discontinued operations of Comex Electronics also lease various equipment with various lease expirations between January 2011 and July 2015.  Monthly lease payments are approximately  $2,275 for leased equipment.

	2011	2012	2013	2014	2015	Later Years
Operating Leases:	$526,858	$512,648	$484,000	$486,000	$487,000	$326,000

Consulting Agreements
During 2009, 2,500,000 shares of common stock were issued for marketing, consulting, strategic planning and other management services performed by consultants.   $535,000 of consulting expense was recorded in relation to the stock issuance transactions based on the fair market value of the stock on the date of grant.  In addition, the consultants were paid fees of  $162,500.

In September 2009, the Company engaged a consultant to provide access to a dynamic database that would aggregate, compile and rationalize all disparate and available broker-dealer and shareholder data pertaining to the Company’s common stock for a period of one year.  For these services, the consultant was paid a fee of  $30,000 for the full term of the agreement.  In 2010, the consultant was extended for an additional year and paid a fee of  $27,500 for the full term of the agreement.

In September 2009, the Company engaged a consultant to provide inventory valuation services to the Company.  For these services, the consultant was paid a fee of  $7,500.

In October 2009, the Company engaged a consultant to assist in investor relations communications for the Company.  For these services, the consultant was paid a fee of  $5,000 per month.  This consultant continued to work through 2010 and received fees of  $62,731 for their services and related expenses.

In January 2010, the Company entered into a consulting for services performed in relation to securing debt financing with Wells Fargo.  For these services, the Company paid  $135,000 upon the successful funding of the line of credit and term note with Wells Fargo, discussed more thoroughly herein.

In January 2010, the Company entered into a consulting agreement with Terry Williams, former GL Industrial Services Project Director, to serve as the Company’s Project Director and Lead Engineer for the GASPT2 technology.  The consultant will be compensated a base monthly fee and will receive commissions on sales of the GASPT2 products.

In September 2010, the Company entered into an agreement for strategic investor communications services to be provided through March 2011.  For these services, the consultant was paid a fee of  $25,000.

In September 2010, the Company entered into an agreement with a consultant firm to provide for strategic investor marketing services for a period of one year.  For these services, the consultant is to be paid  $3,000 per month as well as  $84,000 in common stock compensation.   $42,000 of the common stock compensation was earned in 2010 for which the consultant received 210,000 shares of common stock at  $0.20 per share.  The remaining  $42,000 is to be priced at the ten day trailing average closing price at the time of the issuance when earned in 2011.  The remaining  $42,000 common shares were earned March 2011, for which the consultant received 178,723 common shares at  $0.235 per share.

In September 2010, the Company engaged a consulting firm to provide g services regarding the Customs-Trade Partnership Against Terrorism (“C-TPAT”) program and supply chain security.  For these services, the consultant was paid  $11,934.

In October 2010, the Company entered into a consulting agreement for digital video services for the production of a video to be placed on the Company website.  For these services, the consultant was paid a fee of  $2,350.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY
9.	STOCKHOLDERS’ EQUITY
Convertible Preferred Series A
5,000,000 shares of preferred stock were designated as new Series A Convertible Preferred Stock (“Series A”).  The Series A is convertible to common shares on a four-for-one basis, is due dividends at  $0.10 per share as authorized by the Board, has a liquidation value of  $1.00 per share and has equivalent voting rights as common shares on a share for share basis.  Once the Series A shares have been issued, they cannot be reissued.

During 2007, the Company converted 15,000 shares of the Company’s Series A convertible preferred stock into 75,000 shares of the Company’s common stock at the request of certain Series A convertible preferred stock holders.

During 2008, there were no shares of Series A convertible preferred stock issued.  Also during 2008, 100,000 shares of common stock were issued relating to the conversion of 25,000 shares of Series A convertible preferred stock.

During 2010 and 2009, there were no shares of Series A convertible preferred stock issued.

Convertible Preferred Stock Series B
On February 3, 2004, the board of directors designated 30,000 shares of preferred stock as Series B Convertible Preferred Stock (“Series B”).  The Series B is convertible to common shares on a one thousand-for-one ratio, is due dividends at  $1 per share payable quarterly as authorized by the Board and the dividends are cumulative.  Series B has a liquidation value of  $240 per share and has voting rights of one thousand votes per Series B share.  Once the Series B shares have been issued, they cannot be reissued.
During 2010 and 2009, there were no shares of Series B convertible preferred stock issued and no shares were outstanding.

Convertible Preferred Stock Series C
The Company authorized for issuance 10,000 shares of preferred stock, designated as Series C Preferred Stock (“Series C”), as the result of a negotiated investment plan with a specific investment group.  Ownership of the stock is limited to this investment group.  The owners and holders of the Series C Preferred Stock have the rights to appoint three board seats and have the right to exchange any Common Shares they own into shares of Series C at any time, up to the number of Series C shares authorized, at a one-for-one ratio.  During 2010 and 2009, there were no shares of Series C convertible preferred stock issued and no shares were outstanding.

Common Stock Dividend Restrictions
There is a restriction on the common stock dividends as any cumulative preferred stock dividends are required to be paid prior to any common stock dividends being paid.  Also, retained earnings would be restricted upon an involuntary liquidation by the cumulative unpaid preferred dividends to the preferred stockholders and for the  $1 per share Series A and  $240 per share Series B liquidation preferences.

Common Stock Issuances
During 2009, 1,129,220 shares of common stock were issued resulting from the exercise of warrants and options with proceeds of  $22,979.

During 2009, 2,500,000 shares of common stock were issued for services performed by consultants.   $535,000 of consulting expense was recorded in relation to these transactions based on the fair market value of the stock on the date of grant.

During 2010, 14,134,085 shares of common stock were issued to two investors who converted their promissory notes totaling  $1,250,000 and related accrued interest of  $242,560 to common equity at  $0.1056 per share.  A shareholder with more than 10% beneficial ownership in the Company and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued as part of the settlement of the  $4,900,000 convertible promissory note and  $850,500 in accrued interest on this note related to the acquisition of CUI, Inc.  The shares were valued at  $70,000 in accordance with the convertible promissory note stated conversion rate of  $0.07 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.

During 2010, 18,939,394 shares of common stock were issued to four standby letter of credit guarantors who converted  $2,000,000 of their letters of credit to common equity at  $0.1056 per share.  Two directors, one former corporate officer and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued to three investors who exercised warrants at  $0.01 per share.  The company received proceeds of  $10,000.  One director, one former director and one former corporate officer participated in this transaction.  These warrants were granted to the Standby Letter of Credit guarantors as a bonus inducement to participate in the Letter of Credit guarantee that was used to secure the term loan necessary for the acquisition of CUI, Inc.

During 2010, 53,592 shares of common stock were issued to an investor in consideration for a warrant exercise at  $0.20 per share.  The company received proceeds of  $10,718.

During 2010, 666,666 shares of common stock were issued to a limited liability company investor that converted  $100,000 of its promissory note to common equity at  $0.15 per share in accordance with the convertible note terms.  A former officer of CUI Global is a principal in the limited liability company.

During 2010, 210,000 shares of common stock were issued for services performed by a consultant.   $42,000 of consulting expense was recorded in relation to this transaction based on the fair market value of the stock on the date of grant.

During 2010, 54,310 shares of common stock were issued in relation to the exercise of 2008 Equity Incentive Plan options at  $0.19 per share with proceeds of  $9,500.  The company received no cash payment for 4,310 of these shares because the options were exercised through a cashless exercise election.

During 2010, 100,000 shares of common stock were issued to an employee as a bonus.  These shares were valued at  $28,000 as of the date of issuance.

During 2010, 7,100,000 shares of common stock were sold at  $0.20 per share pursuant to stock purchase agreements with proceeds of  $1,420,000.  50,000 of these shares were issuable at 12/31/2010.  One director and a former corporate officer participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued as settlement of  $200,000 of principal on a promissory note related to the acquisition of CUI, Inc.  The conversion rate was  $0.20 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.

Non-Employee Stock Warrants

During 2010 and 2009, no warrants were issued by the Company.
A summary of the warrants issued to non-employees for services as of December 31, 2010 and 2009 and changes during the years is presented below:

	2010		2009
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance at beginning of period	13,602,620	$0.11	20,823,373	$0.13
Granted	-	$-	-	$-
Exercised	(1,053,592)	$0.02	(980,769)	$0.01
Forfeited (expired)	(50,000)	$0.25	(6,239,984)	$0.20
Balance at end of period	12,499,028	$0.12	13,602,620	$0.11
Warrants exercisable at end of period	12,499,028	$0.12	12,102,620	$0.12
Weighted average fair value of warrants granted during the period		$-		$-

During 2010, warrants to purchase 50,000 shares of common stock expired during the year and are recorded as forfeited in the table above.  During 2009, warrants to purchase 6,239,984 shares of common stock expired during the year and are recorded as forfeited in the table above.

The following table summarizes information about non-employee stock warrants outstanding and exercisable that were issued for services at December 31, 2010 and 2009:

Warrants Outstanding				Warrants Exercisable
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2010	Contractual Life	Exercise Price	2010	Exercise Price
$0.01	5,302,135	0.29 Years	$0.01	5,302,135	$0.01
$0.20	7,196,893	0.19 Years	$0.20	7,196,893	$0.20
	12,499,028	0.48 Years	$0.12	12,499,028	$0.12

Warrants Outstanding				Warrants Exercisable
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2009	Contractual Life	Exercise Price	2009	Exercise Price
$0.01	6,302,135	0.66 Years	$0.01	4,802,135	$0.01
$0.20	7,250,485	0.67 Years	$0.20	7,250,485	$0.20
$0.25	50,000	0.00 Years	$0.25	50,000	$0.25
	13,602,620	1.33 Years	$0.11	12,102,620	$0.12

1,500,000 warrants outstanding with an exercise price of  $0.01 had not vested as of December 31, 2009 and therefore were not included as exercisable at December 31, 2009.

Employee Stock Options and Warrants
On May 15, 2008 the Company’s Board of Directors adopted the Waytronx, Inc. 2008 Equity Incentive Plan (the “Equity Incentive Plan”) and authorized 1,500,000 shares of Common Stock to fund the Plan.  At the 2008 Annual Meeting of Shareholders held on September 15, 2008, the Equity Incentive Plan was approved by the Company shareholders.  At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000.  All of these shares have been registered under Form S-8.
The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company.  The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder.  In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted.  Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies.  The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board.  Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of  $0.001 par value common stock.  The Compensation Committee was appointed as the Plan Administrator to manage the plan.  October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders.  The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2010, there are 1,463,894 shares of common stock available under the 2008 Equity Incentive Stock Plan and 191,727 available under the 2009 Equity Incentive Plan (Executive).

During the years ended 2010 and 2009, the Company recorded compensation expense of  $74,912 and  $35,942, respectively, for stock options that the requisite service was performed during the year.  The compensation expense is recorded over the vesting period based upon fair market value of the options using the Black Scholes option model in accordance with FASB ASC 718 as discussed in section Employee Stock Options and Warrants.
A summary of the warrants and options issued to employees and directors as of December 31, 2010 and 2009 and changes during the year are presented below:

	Number of	Weighted	Number of	Weighted
	Warrants and	Average	Warrants and	Average
	Options	Exercise Price	Options	Exercise Price
Balance at beginning of period	7,663,273	$0.17	5,270,000	$0.13
Exercised	(54,310)	$0.19	-	$-
Expired	(2,000,000)	$0.01	(1,900,000)	$0.24
Forfeited	(143,190)	$0.19	(80,000)	$0.19
Granted	3,335,382	$0.29	4,373,273	$0.24
Balance at end of period	8,801,155	$0.25	7,663,273	$0.17
Exercisable	5,308,773	$0.22	6,205,273	$0.15

As of December 31, 2010 and 2009, there were 3,492,382 and 1,458,000, respectively, non-vested warrants and options issued to employees and directors.

The weighted average fair value of warrants and options granted during the periods are as follows:

	2010	2009
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$0.30	$-
Exercise price exceeded the market price	$0.19	$0.19
Exercise price exceeded the market price	$-	$0.25

The fair value of warrants and options granted during 2010 was estimated on the dates of the grants using the following assumptions: dividend yield of 0%, expected volatilities of 95% - 163%, risk-free interest rates of 0.35% - 0.75% and expected lives of 2 years.

The fair value of warrants and options granted during 2009 was estimated on the dates of the grants using the following assumptions:  dividend yield of 0%, expected volatilities of 99% - 135%, risk-free interest rates of 0.73% - 0.93% and expected lives of 2 years.
The following tables summarize information about employee stock warrants and options outstanding at December 31, 2010 and 2009:

				Warrants and Options
Warrants and Options Outstanding December 31, 2010				Exercisable December 31, 2010
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2010	Contractual Life	Exercise Price	2010	Exercise Price
$0.01	350,000	0.03 Years	$0.01	350,000	$0.01
$0.19	1,382,500	1.29 Years	$0.19	1,382,500	$0.19
$0.25	4,008,273	3.65 Years	$0.25	3,576,273	$0.25
$0.30	3,060,382	3.40 Years	$0.30	-	$0.30
	8,801,155	8.37 Years	$0.25	5,308,773	$0.22

				Warrants and Options
Warrants and Options Outstanding December 31, 2009				Exercisable December 31, 2009
	Number	Weighted		Number
	Outstanding at	Average	Weighted	Exercisable at	Weighted
Range of	December 31,	Remaining	Average	December 31,	Average
Exercise Price	2009	Contractual Life	Exercise Price	2009	Exercise Price
$0.01	2,350,000	0.05 Years	$0.01	2,350,000	$0.01
$0.19	1,305,000	1.96 Years	$0.19	1,305,000	$0.19
$0.25	4,008,273	6.17 Years	$0.25	2,550,273	$0.25
	7,663,273	8.18 Years	$0.17	6,205,273	$0.15

RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS
As an integrated part of the CUI asset acquisition, the CUI Global, Inc. corporate offices were relocated to the CUI location at 20050 SW 112th Avenue, Tualatin, Oregon 97062.  CUI and CUI Global occupy the 61,380 square feet of offices and warehouse premises under a ten year non-cancelable lease agreement beginning September 1, 2006 with Barakel, LLC (a related party) at a base monthly rent subject to periodic base payment increases plus real property taxes, utilities, insurance and common area maintenance charges.  During the period January 1 through December 31, 2010, the monthly base rent was  $40,000.  During the period January 1 through August 31, 2009, the monthly base rent was  $39,900.  For the period September 1 through December 31, 2009, the monthly base rent was  $40,000.  Barakel, LLC is controlled by James McKenzie, majority owner of CUI, Inc. prior to acquisition and Matt McKenzie, COO.

In May 2009, CUI Global and the holder of the  $17,500,000 convertible promissory note, IED, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder, agreed to amend the convertible promissory note by reducing the conversion rate from  $0.25 to  $0.07 per share to reflect the stock price for the ten day trailing average preceding April 24, 2009, the date of the agreement.  The agreement specifically retains the total maximum convertible shares at 70,000,000 as stated in the original note.  This amendment effectively reduced the Note principal from  $17,500,000 to  $4,900,000.  As a result, the Company recognized additional paid in capital related to the 2009 extinguishment of this debt of  $11,808,513 and a reduction in the related discount of debt of  $791,487.  In April 2010, CUI Global and the debt holder agreed to settle the note and related accrued interest totaling  $850,500 for a one-time  $50,000 payment and 1,000,000 shares of common stock valued at  $0.07 per share in accordance with the note.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.  CUI Global recorded additional paid in capital of  $5,630,500 related to this 2010 extinguishment of debt and expensed the remaining balance of the discount on debt relating to this note of  $2,269,272.  At December 31, 2010, the balance on this note is  $0.
During 2009, the Company paid  $100,000 to an entity controlled by Colton Melby who is Chairman of the Board of Directors in settlement of a note payable of  $125,000 and recognized additional paid in capital from the extinguishment of debt of  $25,542 related to the remaining principal and accrued interest.

During 2009, 416,667 shares of common stock were sold pursuant to a stock purchase agreement with proceeds of  $4,167 by an entity controlled by Colton Melby who is Chairman of the Board of Directors.

The Company recorded investment income of  $78,074 during 2010 and in 2009 the Company recorded an investment loss of  $41,424, related to its interest in Test Products International (“TPI”).  During 2010 and 2009, the Company received principal and interest payments totaling  $0 and  $15,000, respectively, on a note receivable from TPI.  For further details regarding TPI, please see Note 2 discussion Investment in Affiliate.

In September 2010, the Company negotiated an amendment to the  $14,000,000 seller’s promissory note to International Electronic Devices, Inc., of which a related party and two corporate officers, one of whom is also a director, are principals in the corporate note holder.  This amendment provided forgiveness of the principal balance of  $1,588,063 and forgiveness of accrued interest of  $724,729, as well as an extension of the maturity date to May 15, 2018.  The total forgiveness of debt and accrued interest of  $2,312,792 was recorded as additional paid in capital in 2010.  In exchange for this amendment, the Company agreed to make principal payments totaling  $1,500,000 as follows:  $1,200,000 before December 31, 2010 and an additional  $300,000 in January 2011.  Additionally, the Company agreed to assign a note receivable owed to CUI Inc. from TPI in the amount of  $187,208 to IED during the first quarter of 2011.   $200,000 of the  $1,200,000 in principal that was due before December 31, 2010 was settled for 1,000,000 shares of common stock at a conversion price of  $0.20 per share.  A related party and two corporate officers, one of whom is also a director are principals in the corporate note holder and each received shares from this transaction.  Additionally, during 2010 and 2009, the Company made regular principal and interest payments on this seller’s promissory note in accordance with the terms of the note.  At December 31, 2010, the current portion of this note is  $487,208, the long term balance is  $10,308,983 and there is a discount on debt related to this note of  $0.

During 2010, 14,134,085 shares of common stock were issued to two investors who converted their promissory notes totaling  $1,250,000 and related accrued interest of  $242,560 to common equity at  $0.1056 per share.  A shareholder with more than 10% beneficial ownership in the Company and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

In August 2010, 18,939,394 shares of common stock were issued to four standby letter of credit guarantors who converted  $2,000,000 of their letters of credit to common equity at  $0.1056 per share.  Two directors, one former corporate officer and a shareholder with more than 5% beneficial ownership in the Company participated in this transaction.

During 2010, 1,000,000 shares of common stock were issued to three investors who exercised warrants at  $0.01 per share.  The company received proceeds of  $10,000.  One director, one former director and one former corporate officer participated in this transaction.  These warrants were granted to the Standby Letter of Credit guarantors as a bonus inducement to participate in the Letter of Credit guarantee that was used to secure the term loan necessary for the acquisition of CUI, Inc.
In October 2010, 666,666 shares of common stock were issued to a limited liability company investor that converted  $100,000 of its promissory note to common equity at  $0.15 per share in accordance with the convertible note terms.  A former officer of CUI Global is a principal in the limited liability company.

During 2010, 7,100,000 shares of common stock were sold at  $0.20 per share pursuant to stock purchase agreements with proceeds of  $1,420,000.  50,000 of these shares were issuable at 12/31/2010.  Of the 7,100,000 shares of common stock, 1,000,000 were issued to a director and 425,000 shares were issued to a limited liability company investor of which a former officer of CUI Global is a principal.

INCOME (LOSS) PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INCOME (LOSS) PER COMMON SHARE
3. INCOME (LOSS) PER COMMON SHARE

Common stock equivalents in the three and nine months ended September 30, 2010 were anti-dilutive, thus the diluted weighted average common shares outstanding for this period are the same as the basic weighted average common shares outstanding.

At September 30, 2011 and 2010, respectively, 5,800,623 and 21,035,683 potential common stock shares are issuable upon the exercise of warrants and options and conversion of debt to common stock. For the three and nine months ended September 30, 2011, 8,401,155 and 7,068,655 shares, respectively, related to warrants and options were excluded from the September 30, 2011 computation of diluted earnings per share as they were anti-dilutive due to their exercise price being in excess of the average close price for the three and nine month period ended or they were not yet vested.

The following table sets forth the computation of basic and diluted earnings per share:

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Consolidated Net profit (loss) from continuing operations	111,688	(59,799)	(264,920)	(3,336,322)
Net profit (loss) from discontinued operations	$312,635	$5,213	$442,881	$(74,659)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$-	$2,659	$67,872	$(38,686)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$312,635	$2,554	$375,009	$(35,973)
Net profit (loss) for the period attributable to CUI Global, Inc.	$424,323	$(57,245)	$110,089	$(3,372,295)
Weighted average number of shares outstanding	219,282,472	196,478,788	216,859,788	183,860,295
Weighted average number of common and common equivalent shares	219,282,472	196,478,788	216,859,788	183,860,295

Basic profit (loss) per common share from continuing operations	$0.00	$(0.00)	$(0.00)	$(0.02)
Basic profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$0.00	$0.00	$0.00	$(0.00)
Basic profit (loss) per common share	$0.00	$(0.00)	$0.00	$(0.02)

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
Consolidated Net profit (loss) from continuing operations	111,688	(59,799)	(264,920)	(3,336,322)
Net profit (loss) from discontinued operations	$312,635	$5,213	$442,881	$(74,659)
Less: Net profit (loss) from discontinued operations - noncontrolling interest	$-	$2,659	$67,872	$(38,686)
Net profit (loss) from disconitinued operations attributable to CUI Global, Inc.	$312,635	$2,554	$375,009	$(35,973)
Net profit (loss) for the period attributable to CUI Global, Inc.	$424,323	$(57,245)	$110,089	$(3,372,295)
Add: Adjustment for interest on 12% convertible note	-	-	-	-
Adjusted net income (loss)	$424,323	$(57,245)	$110,089	$(3,372,295)

Weighted average number of shares outstanding	219,282,472	196,478,788	216,859,788	183,860,295
Add: Warrants and options as of beginning of period	447,923	-	477,781	-
Warrants and options as of date of vesting	-	-	-	-
Convertible preferred shares oustanding	252,715	-	252,715	-
12% convertible notes as of end of period	-	-	-	-
Weighted average number of common and common equivalent shares	219,983,110	196,478,788	217,590,284	183,860,295

Diluted profit (loss) per common share from continuing operations	$0.00	$(0.00)	$(0.00)	$(0.02)
Diluted profit (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$0.00	$0.00	$0.00	$(0.00)
Diluted profit (loss) per common share	$0.00	$(0.00)	$0.00	$(0.02)

11.	INCOME (LOSS) PER COMMON SHARE
In accordance with Statement of Financial Accounting Standards Codification 260, “Earnings per Share”, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of common shares outstanding during the period.  Diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common and common equivalent shares outstanding during the period.  Common equivalent shares outstanding as of December 31, 2010 and 2009, which consist of options, warrants, convertible notes and convertible preferred stock, have been excluded from the diluted net loss per common share calculations because they are anti-dilutive.  Accordingly, diluted net loss per share is the same as basic net loss per share for 2010 and 2009.  The following table summarizes the potential common stock shares at December 31, 2010 and 2009, which may dilute future earnings per share.

	2010	2009
Convertible preferred stock	252,715	252,715
Warrants and options, vested	17,807,801	18,307,893
Convertible debt	-	76,200,000
	18,060,516	94,760,608

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations - noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Weighted average number of shares outstanding	188,567,994	168,531,862
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Basic (loss) per common share from continuing operations	$(0.03)	$(0.10)
Basic (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Basic (loss) per common share	$(0.04)	$(0.10)

The following table sets for the computation of diluted earnings per share for the years ended December 31, 2010 and 2009:

	2010	2009
Consolidated Net (loss) from continuing operations	(6,588,713)	(16,022,388)
Net (loss) from discontinued operations	$(871,803)	$(21,159)
Less: Net (loss) from discontinued operations -
noncontrolling interest	$(444,620)	$(10,791)
Net (loss) from disconitinued operations attributable to CUI Global, Inc.	$(427,183)	$(10,368)
Net (loss) for the period attributable to CUI Global, Inc.	$(7,015,896)	$(16,032,756)
Add: Adjustment for interest on 12% convertible note	-	-
Adjusted net (loss)	$(7,015,896)	$(16,032,756)

Weighted average number of shares outstanding	188,567,994	168,531,862
Add: Warrants and options as of beginning of period		-
Warrants and options as of date of vesting	-	-
Convertible preferred shares oustanding	-	-
12% convertible notes as of end of period	-	-
Weighted average number of common and common equivalent shares	188,567,994	168,531,862

Diluted (loss) per common share from continuing operations	$(0.03)	$(0.10)
Diluted (loss) per common share from discontinued operations - attributable to CUI Global, Inc.	$(0.00)	$(0.00)
Diluted (loss) per common share	$(0.04)	$(0.10)

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
INCOME TAXES
4. INCOME TAXES

An income tax benefit has not been recognized for operating losses generated in prior periods based on uncertainties concerning the ability to generate taxable income in future periods. The tax benefit as of the nine months ended September 30, 2011 and 2010 is offset by a valuation allowance established against deferred tax assets arising from operating losses and other temporary differences, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

12.	INCOME TAXES
The Company recognized losses for both financial and tax reporting purposes during each of the periods in the accompanying statements of operations.  Accordingly, no provision for income taxes and/or deferred income taxes payable has been provided for in the accompanying financial statements.
An income tax benefit has not been recognized for operating losses generated in prior periods based on uncertainties concerning the ability to generate taxable income in future periods.  At December 31, 2010, the Company had available net operating loss carry-forwards of approximately  $39,838,000.  These operating loss carry-forwards expire in various years through the year ending December 31, 2030; however, because the Company has incurred significant operating losses, utilization of the tax loss carry-forwards are not assured.  The increase in the valuation allowance for the year ended December 31, 2010 was approximately  $1,405,000.  As a result, the non-current deferred income tax asset arising from these net operating loss carry-forwards and from other temporary differences are not recorded in the accompanying balance sheets because a valuation allowance was established to fully reserve such assets due to the uncertainty of the Company’s realization of this benefit.

After consideration of all the evidence management has determined that a full valuation allowance is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized.

In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

The Company’s tax expense differs from the “expected” tax expense for the periods ended December 31, 2010 and 2009, computed by applying the Federal Corporate tax rate of 34% to loss before taxes, as follows:

		(Restated)
	2010	2009
Computed "expected" tax benefit	$(2,385,405)	$(1,431,000)
State tax benefit, net of federal effect	(193,671)	(184,000)
Change in valuation allowance	1,174,741	4,932,000
Equity instruments for services	1,516,276	(3,317,000)
	$111,941	$-

For the periods ended December 31, 2010 and 2009, the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities were as follows:

	2010	2009
Deferred tax liability
Intangible assets	$4,992,000	$4,102,000

Deferred tax assets:
Net operating loss carryforwards	$(15,510,000)	$(13,180,000)
Warrants issued to employees	(664,000)	(609,000)
Other	-	(90,000)
Valuation allowance	11,182,000	9,777,000
Net deferred tax assets	$-	$-

CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
CONCENTRATIONS
9.  CONCENTRATIONS

 During the three and nine months ended September 30, 2011, 41.03% and 41.20% of revenues respectively, were derived from one customer.

During the three and nine months ended September 30, 2010, respectively, 39.83% and 39.45% of revenues respectively, were derived from one customer.

At September 30, 2011 a single customer balance accounted for 19.03% of the total trade receivables balance.  At September 30, 2010, a single customer balance accounted for 12.02% of the trade receivables balance.

13.	CONCENTRATIONS
During 2010, 53% of revenues were derived from five customers: 43%, 3%, 3%, 2% and 2%.  During 2009, 48% of revenues were derived from six customers at 34%, 4%, 3%, 3%, 2% and 2%.

The Company’s major product lines in 2010 and 2009 were external power, internal power, electro-mechanical and test & measurement systems.

At December 31, 2010, of the gross trade accounts receivable from continuing operations totaling  $3,947,735, 47% was due from seven customers:  28%, 4%, 4%, 3%, 3%, 3% and 2%.  At December 31, 2009, of the gross trade accounts receivable from continuing operations totaling  $3,316,863, 40% was due from four customers:  21%, 8%, 8% and 3%.

STOCK-BASED EMPLOYEE COMPENSATION	9 Months Ended
Sep. 30, 2011
STOCK-BASED EMPLOYEE COMPENSATION
14.	STOCK-BASED EMPLOYEE COMPENSATION
On May 16, 2008, the Board of Directors approved the CUI Global, Inc. 2008 Equity Incentive Plan (“2008 Plan”) for 1,500,000 shares of the Company’s common stock.  The 2008 Plan provides for the issuance of stock options to attract, retain and motivate employees, to encourage employees, directors and independent contractors to acquire an equity interest in the Company, to make monetary payments to certain employees based upon the value of the Company’s stock and provide employees, directors and independent contractors with an incentive to maximize the success of the Company and further the interest of the shareholders.  The 2008 Plan provides for the issuance of Incentive Stock Options and Non Statutory Options.  The Administrator of the plan shall determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2008 Plan have a maximum duration of 10 years.

At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000.  All of these shares have been registered under Form S-8.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies.  The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the board.  Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of  $0.001 par value common stock.  The Compensation Committee was appointed as the Plan Administrator to manage the plan.  October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders.  The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted.  Stock options granted under the 2009 Plan have a maximum duration of 10 years.

The fair value of each stock option is estimated on the date of grant using a Black Scholes Pricing Model.  During the year ended December 31, 2010, the Company granted 3,335,382 stock options to employees, officers and directors with the following assumptions; exercise price of  $0.19 -  $0.30, volatility of 95% - 163%, risk free interest rate of 0.35% - 0.75% and a term of 2 years.  During the year ended December 31, 2009, the Company granted 4,373,273 stock options to employees, officers and directors with the following assumptions; exercise price of  $0.19 -  $0.25, volatility of 99% - 135%, risk free interest rate of 0.73% - 0.93% and a term of 2 years.

The following information is presented for the stock option activity for the year ended December 31, 2010:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Shares	Exercise Price	Contract Life	Intrinsic Value
Outstanding at December 31, 2008	5,270,000	$0.13	6.55	$2,350
Exercised	-	$-
Expired	(1,900,000)	$0.24
Forfeited	(80,000)	$0.19
Granted	4,373,273	$0.24	8.01
Outstanding at December 31, 2009	7,663,273	$0.17	8.18	$1,880
Exercised	(54,310)	$0.19
Expired	(2,000,000)	$0.01
Forfeited	(143,190)	$0.19
Granted	3,335,382	$0.29	9.76
Outstanding at December 31, 2010	8,801,155	$0.25	8.37	$66,544
Outstanding exercisable at December 31, 2010	5,308,773	$0.22	7.59	$66,544

The weighted average fair value of warrants and options granted during the periods are as follows:

	2010	2009
Exercise price lower than the market price	$-	$-
Exercise price equaled the market price	$0.30	$-
Exercise price exceeded the market price	$0.19	$0.19
Exercise price exceeded the market price	$-	$0.25

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS	10. SUBSEQUENT EVENTS In October 2011, the Board of Directors approved stock bonuses to be issued to company officers in relation to the performance of company objectives totaling $320,000.
16.	SUBSEQUENT EVENTS
Management has reviewed for subsequent events and identified the following:

On January 6, 2011, the 50,000 issuable shares listed on the balance sheet as of December 31, 2010 were issued.

On or about January 10, 2011, in the ordinary course of business, the Company entered into a sales representative agreement with a sales representative firm in Massachusetts to represent CUI products, for which the firm will receive commissions based on sales activity.

On February 7 and 10, 2011, two former employees completed cashless exercises of their options for which 8,076 shares of common stock were issued.  The Company did not receive funds from these options exercises as they were cashless.

On February 10, 2011, Comex Electronics secured a short term loan with 82 Bank for approximately  $84,000 bearing annual interest at 2.70%.

On March 7, 2011, notice was received from the Patent and Trademark Office of allowance of patent for a solar heat transfer apparatus.

On March 11, 2011, 178,723 shares of common stock were issued, when earned, pursuant to a consultant agreement discussed more thoroughly in Note 8.  Commitments and Contingencies, Consultant Agreements.  The shares were priced  $0.235 per share based on the ten day trailing average closing price at the time of the issuance in accordance with the consulting agreement.

Following the March 11, 2011 earthquake and tsunami in Japan, CUI Global, Inc. has no reports of injured or missing employees and its Japanese facilities remain intact and undamaged.  CUI Global is analyzing the broader effects on its industries and its business.  While Comex and its Japanese operations are a relatively small component of CUI Global, Inc.’s total revenue, Japan is a large supplier to the global market for semiconductors and other components.  The electronics industry, as well as many other industries, source components from Japan.  It is most likely that the events in Japan will affect supply of components, but it is too early to say to what extent.  Business continuity plans and work to assess the impact, if any, on CUI Global, Inc. and mitigation activities has been ongoing since the event took place.  We will continue to closely monitor the situation in Japan to take further action where necessary.  It is, however, too early to draw any further conclusions as the situation is still developing.

On or about March 18, 2011, in the ordinary course of business, the Company entered into a contract manufacturing agreement for the manufacture of the GasPT2 devices.  The manufacturer is to be compensated for products, assembly charges and all other aspects of the services required in connection with orders placed by CUI.

BASIS OF PRESENTATION AND GOING CONCERN	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION AND GOING CONCERN
1. BASIS OF PRESENTATION AND GOING CONCERN
The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information which includes condensed financial statements. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position and results of operations and should be read in conjunction with the Annual Report, Form 10-K for the year ended December 31, 2010.

It is management's opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

CUI Global, Inc. (formerly known as Waytronx, Inc.) is a platform company dedicated to maximizing shareholder value through the acquisition, development and commercialization of new, innovative technologies. Through its subsidiaries, CUI Global has built a diversified portfolio of industry leading technologies that touch many markets.

Effective May 16, 2008, CUI Global, Inc. formed a wholly owned subsidiary, Waytronx Holdings, Inc., to acquire the assets of CUI, Inc., a Tualatin, Oregon based provider of electronic components including power supplies, transformers, converters, connectors and industrial controls for Original Equipment Manufacturers (OEMs). The wholly owned subsidiary was renamed CUI, Inc. following the close of the acquisition. Through the acquisition of CUI, Inc., the Company obtained 352,589 common shares (representing a 11.54% and 10.47% interest at September 30, 2011 and 2010, respectively) in Test Products International, Inc., a provider of handheld test and measurement equipment. Since its inception in 1989, CUI has been delivering quality products, extensive application solutions and superior personal service. CUI's solid customer commitment and honest corporate message are a hallmark in the industry.

Through CUI’s capabilities and extensive contacts throughout Asia, this acquisition allows CUI Global to continue to identify, acquire and commercialize new proprietary technologies. CUI Global will use CUI’s market partners and global distribution capabilities to bring other products to market, including the Novum Digital Power Modules, Solus Power Topology, Vergence GASPT2 and other proprietary devices, described below. CUI’s testing and R&D capabilities allow CUI Global to commercialize and prototype its products more efficiently and economically.

CUI defines its product into three categories: components including connectors, speakers and buzzers; control solutions including encoders and sensors; and power solutions known as V-Infinity. These offerings provide a technology architecture that addresses power and related accessories to industries ranging from consumer electronics to defense and alternative energy.

Effective July 1, 2009, CUI Global acquired CUI Japan (formerly Comex Instruments, Ltd.) and 49% of Comex Electronics Ltd. Both companies are Japanese based.  CUI Japan provides test and measurement systems and electronic components and Comex Instruments is a DSP provider of digital to analog and analog to digital test and measurement systems for OEM research and development. Effective July 1, 2011, CUI Global entered into an agreement to divest the 49% ownership of Comex Electronics as of July 1, 2011, as such, the operations of Comex Electronics are reported as discontinued operations for the current and comparable periods.  CUI Global will continue to maintain its 100% ownership of CUI Japan.

The accompanying financial statements have been prepared on the assumption that CUI Global will continue as a going concern. As reflected in these financial statements, CUI Global had an accumulated deficit of  $73,486,649 and working capital deficit from continuing operations of  $1,139,628 as of September 30, 2011. The ability to continue as a going concern is dependent upon the ability to bring additional technologies and products to market, generate increased sales, obtain positive cash flow from operations and raise additional capital. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

We will continue to raise additional capital to provide sufficient cash to meet the funding required to develop and commercialize our technology product lines. As we continue to expand and develop technology and product lines, additional funding may be required. There have been negative cash flows from operations and incurred net losses in the past and there can be no assurance as to the availability or terms upon which additional financing and capital might be available if needed.

OPTIONS AND WARRANTS	9 Months Ended
Sep. 30, 2011
OPTIONS AND WARRANTS
6.  OPTIONS AND WARRANTS

On May 15, 2008, the Board of Directors approved the Waytronx, Inc. 2008 Equity Incentive Plan (“2008 Plan”) for 1,500,000 shares of the Company’s common stock. The 2008 Plan provides for the issuance of stock options to attract, retain and motivate employees, to encourage employees, directors and independent contractors to acquire an equity interest in the Company, to make monetary payments to certain employees based upon the value of the Company’s stock and provide employees, directors and independent contractors with an incentive to maximize the success of the Company and further the interest of the shareholders. The 2008 Plan provides for the issuance of Incentive Stock Options and Non Statutory Options. The Administrator of the plan shall determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2008 Plan have a maximum duration of 10 years.

At the 2009 Annual Meeting of Shareholders held on September 29, 2009, the shareholders approved an amendment to the 2008 Equity Incentive Plan to increase the number of common shares issuable under the plan from 1,500,000 to 3,000,000. All of these shares have been registered under Form S-8.

The 2008 Equity Incentive Plans is intended to: (a) provide incentive to employees of the Company and its affiliates to stimulate their efforts toward the continued success of the Company and to operate and manage the business in a manner that will provide for the long-term growth and profitability of the Company; (b) encourage stock ownership by employees, directors and independent contractors by providing them with a means to acquire a proprietary interest in the Company by acquiring shares of Stock or to receive compensation which is based upon appreciation in the value of Stock; and (c) provide a means of obtaining and rewarding employees, directors, independent contractors and advisors.

The 2008 Equity Incentive Plans provide for the issuance of incentive stock options (ISOs) and Non Statutory Options (NSOs) to employees, directors and independent contractors of the Company. The Board shall determine the exercise price per share in the case of an ISO at the time an option is granted and such price shall be not less than the fair market value or 110% of fair market value in the case of a ten percent or greater stockholder. In the case of an NSO, the exercise price shall not be less than the fair market value of one share of stock on the date the option is granted. Unless otherwise determined by the Board, ISOs and NSOs granted under the both plans have a maximum duration of 10 years.

On January 5, 2009 the Company Board of Directors received and approved a written report and recommendations of the Compensation Committee which included a detailed executive equity compensation report and market analysis and the recommendations of Compensia, Inc., a management consulting firm that provides executive compensation advisory services to compensation committees and senior management of knowledge-based companies. The Compensation Committee used the report and analysis as a basis for its formal written recommendation to the Board. Pursuant to a January 8, 2009 board resolution the 2009 Equity Incentive Plan (Executive), a Non-Qualified Stock Option Plan, was created and funded with 4,200,000 shares of  $0.001 par value common stock. The Compensation Committee was appointed as the Plan Administrator to manage the plan. On October 11, 2010, CUI Global authorized an additional 3,060,382 options under the 2009 Equity Incentive Plan (Executive).

The 2009 Equity Incentive Plan (Executive) provides for the issuance of Incentive Non Statutory Options to attract, retain and motivate executive and management employees and directors and to encourage these individuals to acquire an equity interest in the Company, to make monetary payments to certain management employees and directors based upon the value of the Company’s stock and to provide these individuals with an incentive to maximize the success of the Company and further the interest of the shareholders. The Administrator of the plan is authorized to determine the exercise price per share at the time the option is granted, but the exercise price shall not be less than the fair market value on the date the option is granted. Stock options granted under the 2009 Plan have a maximum duration of 10 years.

At December 31, 2010, there were 3,492,382 non-vested stock options. The fair value of each stock option is estimated on the date of grant using a Black Scholes Pricing Model. During the nine months ended September 30, 2011, the Company granted no stock options.

The following information is presented for the stock option activity for the nine months ended September 30, 2011:

	Number of		Weighted Average
	Warrants and	Weighted Average	Remaining
	Options	Exercise Price	Contract Life
Outstanding at December 31, 2010	8,801,155	$0.25	8.37 Years
Exercised	(30,000)	$0.19
Expired	(195,000)	$0.03
Forfeited	-	$-
Granted	-	$-
Outstanding at September 30, 2011	8,576,155	$0.25	7.79 Years
Outstanding exercisable at September 30, 2011	5,245,773	$0.23	7.84 Years

The weighted average fair value of options granted during the periods are as follows:

	2011		2010
Exercise price lower than the market price	$	N/A	$	N/A
Exercise price equaled the market price	$	N/A	$	N/A
Exercise price exceeded the market price	$	N/A		$0.19
Exercise price exceeded the market price	$	N/A	$	N/A

The following information is presented for the warrant activity for the nine months ended September 30, 2011:

			Weighted Average
	Number of	Weighted Average	Remaining
	Warrants	Exercise Price	Contract Life
Outstanding at December 31, 2010	12,499,028	$0.12	0.48 Years
Exercised	(5,000,000)	$0.01
Expired	(7,196,893)	$0.20
Forfeited	-	$-
Granted	-	$-
Outstanding at September 30, 2011	302,135	$0.01	0.87 Years
Outstanding exercisable at September 30, 2011	302,135	$0.01	0.87 Years

OTHER EQUITY TRANSACTIONS	9 Months Ended
Sep. 30, 2011
OTHER EQUITY TRANSACTIONS
8.  OTHER EQUITY TRANSACTIONS

On February 7 and 10, 2011, two former employees completed cashless exercises of their options for which 8,076 shares of common stock were issued.  The Company did not receive funds from these options exercises as they were cashless.

On March 11, 2011, 178,723 shares of common stock were issued, when earned, pursuant to a consultant agreement for strategic investor marketing services.  The shares were priced at  $0.235 per share and a  $42,000 consulting expense was recorded in relation to this transaction.

On April 19, 2011, Thomas A. Price, a member of the Board of Directors of CUI Global, Inc., exercised 700,000 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008.  The Company received  $7,000 from the exercise of these warrants.

On May 4, 2011, Mitchell Saltz, a beneficial owner of more than 5% of the outstanding common stock, exercised 300,000 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008.  The Company received  $3,000 from the exercise of these warrants.

On May 15, 2011, Kjell H. Qvale, a beneficial owner of more than 10% of the outstanding common stock, exercised 4,000,000 warrants which he previously received in exchange for a personal guarantee of a bank note provided on behalf of the Company in May 2008.  The Company received  $40,000 from the exercise of these warrants.